UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ,
      08536. Mailing address: P.O.

Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 – 12/31/2007

Item 1	–	Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

Closed-End Funds

ANNUAL REPORT | DECEMBER 31, 2007

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents	Page

A Letter to Shareholders

Dear Shareholder

Financial markets endured a heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007

	6-month	12-month

U.S. equities (S&P 500 Index)	-1.37%	+5.49%

Small cap U.S. equities (Russell 2000 Index)	-7.53	-1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	-0.67	+2.27

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

1

Trust Summaries as of December 31, 2007	BlackRock Insured Municipal 2008 Term Trust (BRM)

Investment Objective

The Trust’s investment objective is to provide monthly income which is exempt from regular federal income tax and to return $15 per share (the initial offering price per share) to investors on or about December 31, 2008.

Trust Information

Symbol on New York Stock Exchange:	BRM
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Yield on Closing Market Price as of 12/31/07 ($15.03):[1]	4.87%
Tax Equivalent Yield:[2]	7.49%
Current Monthly Distribution per Common Share:[3]	$0.0610
Current Annualized Distribution per Common Share:[3]	$0.7320

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3

A change in the distribution rate was declared on January 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0475. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$15.03	$15.53	(3.22)%	$15.64	$14.95
Net Asset Value	$15.19	$15.42	(1.49)%	$15.44	$15.17

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

City, County & State	28%	29%
Power	26	29
Industrial & Pollution Control	14	11
Transportation	9	8
Education	8	9
Lease Revenue	7	7
Tax Revenue	5	3
Water & Sewer	2	2
Hospital	1	2

As of December 31, 2007 and 2006, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

2	ANNUAL REPORT	DECEMBER 31, 2007

Trust Summaries as of December 31, 2007	BlackRock Insured Municipal Term Trust (BMT)

Investment Objective

The Trust’s investment objective is to provide monthly income which is exempt from regular federal income tax and to return $10 per share (the initial offering price per share) to investors on or about December 31, 2010.

Trust Information

Symbol on New York Stock Exchange:	BMT
Initial Offering Date:	February 20, 1992
Termination Date (on or about):	December 31, 2010
Yield on Closing Market Price as of 12/31/07 ($9.85):[1]	3.71%
Tax Equivalent Yield:[2]	5.71%
Current Monthly Distribution per Common Share:[3]	$0.030417
Current Annualized Distribution per Common Share:[3]	$0.365004
Leverage as of 12/31/07:[4]	20%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$9.85	$9.77	0.82%	$9.98	$9.67
Net Asset Value	$10.35	$10.28	0.68%	$10.39	$10.10

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

City, County & State	29%	33%
Education	18	17
Water & Sewer	16	15
Power	14	13
Transportation	7	7
Hospital	7	7
Lease Revenue	7	6
Tax Revenue	2	2

As of December 31, 2007 and 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

ANNUAL REPORT	DECEMBER 31, 2007	3

Trust Summaries as of December 31, 2007	BlackRock Municipal 2018 Term Trust (BPK)

Investment Objective

The Trust’s investment objectives are to provide monthly income that is exempt from regular federal income tax and to return $15 per share (the initial offering price) to investors on or about December 31, 2018.

Trust Information

Symbol on New York Stock Exchange:	BPK
Initial Offering Date:	October 26, 2001
Termination Date (on or about):	December 31, 2018
Yield on Closing Market Price as of 12/31/07 ($15.22):[1]	5.95%
Tax Equivalent Yield:[2]	9.15%
Current Monthly Distribution per Common Share:[3]	$0.0755
Current Annualized Distribution per Common Share:[3]	$0.9060
Leverage as of 12/31/07:[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$15.22	$17.01	(10.52)%	$17.60	$14.97
Net Asset Value	$15.06	$15.97	(5.70)%	$16.02	$14.94

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

Hospital	25%	23%
Industrial & Pollution Control	24	23
City, County & State	18	21
Housing	14	11
Education	6	5
Tax Revenue	5	4
Transportation	4	5
Lease Revenue	3	3
Tobacco	1	2
Power	—	3

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	27%	24%
AA/Aa	11	10
A	18	22
BBB/Baa	26	28
BB/Ba	2	1
B	8	5
Not Rated[6]	8	10

[5]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2007 and 2006, the market value of these securities was $5,544,635 representing 2% and $5,742,150 representing 2%, respectively, of the Trust’s long-term investments.

4	ANNUAL REPORT	DECEMBER 31, 2007

Trust Summaries as of December 31, 2007	BlackRock Municipal 2020 Term Trust (BKK)

Investment Objective

The Trust’s investment objectives are to provide current income exempt from regular federal income tax and to return $15 per share (the initial public offering price) on or about December 31, 2020.

Trust Information

Symbol on New York Stock Exchange:	BKK
Initial Offering Date:	September 30, 2003
Termination Date (on or about):	December 31, 2020
Yield on Closing Market Price as of 12/31/07 ($13.60):[1]	5.49%
Tax Equivalent Yield:[2]	8.45%
Current Monthly Distribution per Common Share:[3]	$0.062250
Current Annualized Distribution per Common Share:[3]	$0.747000
Leverage as of 12/31/07:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$13.60	$15.77	(13.76)%	$16.10	$13.26
Net Asset Value	$14.79	$15.77	(6.21)%	$15.90	$14.67

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

City, County & State	22%	24%
Hospitals	17	17
Industrial & Pollution Control	17	17
Tobacco	11	11
Education	8	8
Housing	7	7
Power	7	6
Tax Revenue	6	5
Transportation	5	5

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	30%	21%
AA/Aa	10	8
A	12	16
BBB/Baa	29	35
BB/Ba	1	1
B	6	5
Not Rated	12	14

[5]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

ANNUAL REPORT	DECEMBER 31, 2007	5

Trust Summaries as of December 31, 2007	BlackRock Strategic Municipal Trust (BSD)

Investment Objective

The Trust’s investment objectives are to provide high current income exempt from regular federal income tax, consistent with the preservation of capital.

Trust Information

Symbol on New York Stock Exchange:	BSD
Initial Offering Date:	August 25, 1999
Yield on Closing Market Price as of 12/31/07 ($13.96):[1]	6.45%
Tax Equivalent Yield:[2]	9.92%
Current Monthly Distribution per Common Share:[3]	$0.0750
Current Annualized Distribution per Common Share:[3]	$0.9000
Leverage as of 12/31/07:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$13.96	$18.69	(25.31)%	$20.65	$13.31
Net Asset Value	$14.27	$15.64	(8.76)%	$15.73	$14.16

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

City, County & State	22%	24%
Hospital	22	20
Industrial & Pollution Control	16	19
Housing	9	6
Tax Revenue	8	6
Power	7	8
Transportation	7	7
Education	5	6
Tobacco	2	—
Water & Sewer	2	4

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	43%	47%
AA/Aa	21	17
A	8	7
BBB/Baa	15	15
BB/Ba	3	3
B	4	4
Not Rated[6]	6	7

[5]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2007 and 2006, the market value of these securities was $4,358,336 representing 3% and $1,007,720 representing 1%, respectively, of the Trust’s long-term investments.

6	ANNUAL REPORT	DECEMBER 31, 2007

Trust Summaries as of December 31, 2007	BlackRock California Insured Municipal 2008 Term Trust (BFC)

Investment Objective

The Trust’s investment objectives are to provide monthly income which is exempt from regular federal and California income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2008.

Trust Information

Symbol on New York Stock Exchange:	BFC
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Yield on Closing Market Price as of 12/31/07 ($15.09):[1]	4.17%
Tax Equivalent Yield:[2]	6.42%
Current Monthly Distribution per Common Share:[3]	$0.0525
Current Annualized Distribution per Common Share:[3]	$0.6300

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$15.09	$15.34	(1.63)%	$15.72	$14.97
Net Asset Value	$15.28	$15.41	(0.84)%	$15.42	$15.23

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

Lease Revenue	27%	26%
City, County & State	24	22
Power	21	22
Education	12	10
Tax Revenue	11	14
Water & Sewer	5	5
Hospital	—	1

As of December 31, 2007 and 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

ANNUAL REPORT	DECEMBER 31, 2007	7

Trust Summaries as of December 31, 2007	BlackRock California Municipal 2018 Term Trust (BJZ)

Investment Objective

The Trust’s investment objectives are to provide monthly income that is exempt from regular federal and California income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018.

Trust Information

Symbol on New York Stock Exchange:	BJZ
Initial Offering Date:	October 26, 2001
Termination Date (on or about):	December 31, 2018
Yield on Closing Market Price as of 12/31/07 ($15.40):[1]	4.77%
Tax Equivalent Yield:[2]	7.34%
Current Monthly Distribution per Common Share:[3]	$0.061250
Current Annualized Distribution per Common Share:[3]	$0.735000
Leverage as of 12/31/07:[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$15.40	$15.94	(3.39)%	$15.98	$14.16
Net Asset Value	$14.82	$15.26	(2.88)%	$15.30	$14.58

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

City, County & State	23%	21%
Transportation	19	19
Lease Revenue	14	14
Hospital	13	14
Education	8	8
Housing	7	6
Industrial & Pollution Control	7	9
Power	5	5
Water & Sewer	2	4
Resource Recovery	2	—

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	44%	40%
AA/Aa	—	3
A	26	29
BBB/Baa	27	25
Not Rated	3	3

[5]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

8	ANNUAL REPORT	DECEMBER 31, 2007

Trust Summaries as of December 31, 2007	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Investment Objective

The Trust’s investment objectives are to provide monthly income which is exempt from regular federal income tax and Florida intangible personal property taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2008.

Trust Information

Symbol on New York Stock Exchange:	BRF
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Yield on Closing Market Price as of 12/31/07 ($14.69):[1]	3.06%
Tax Equivalent Yield:[2]	4.71%
Current Monthly Distribution per Common Share:[3]	$ 0.0375
Current Annualized Distribution per Common Share:[3]	$ 0.4500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3

A change in the distribution rate was declared on January 2, 2008. The Monthly Distribution per Common Share was decreased to $0.02. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution is not constant and is subject to further change in the future.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$14.69	$14.42	1.87%	$14.78	$14.32
Net Asset Value	$14.88	$14.83	0.34%	$14.91	$14.78

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

Tax Revenue	40%	41%
Education	14	12
Power	13	12
Transportation	12	7
City, County & State	11	17
Resource Recovery	5	6
Water & Sewer	4	4
Hospital	1	—
Other	—	1

As of December 31, 2007 and 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

ANNUAL REPORT	DECEMBER 31, 2007	9

Trust Summaries as of December 31, 2007	BlackRock Florida Municipal 2020 Term Trust (BFO)

Investment Objective

The Trust’s investment objectives are to provide current income that is exempt from regular federal income tax and Florida intangible personal property taxes and to return $15.00 per share (the initial public offering price) on or about December 31, 2020.

Trust Information

Symbol on New York Stock Exchange:	BFO
Initial Offering Date:	September 30, 2003
Termination Date (on or about):	December 31, 2020
Yield on Closing Market Price as of 12/31/07 ($12.93):[1]	4.73%
Tax Equivalent Yield:[2]	7.28%
Current Monthly Distribution per Common Share:[3]	$ 0.0510
Current Annualized Distribution per Common Share:[3]	$ 0.6120
Leverage as of 12/31/07:[4]	37%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$12.93	$13.85	(6.64)%	$14.55	$12.36
Net Asset Value	$14.72	$15.16	(2.90)%	$15.26	$14.38

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

City, County & State	22%	25%
Water & Sewer	18	18
Hospitals	12	6
Tax Revenue	12	8
Education	10	10
Power	9	10
Industrial & Pollution Control	6	5
Housing	5	—
Lease Revenue	4	4
Transportation	2	3
Tobacco	—	11

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	59%	59%
AA/Aa	9	1
A	2	4
BBB/Baa	9	16
BB/Ba	2	2
CCC/Caa	1	—
Not Rated[6]	18	18

5	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2007 and 2006, the market value of these securities was $2,084,840 representing 2% and $2,115,580 representing 2%, respectively, of the Trust’s long-term investments.

10	ANNUAL REPORT	DECEMBER 31, 2007

Trust Summaries as of December 31, 2007	BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Investment Objective

The Trust’s investment objectives are to provide monthly income which is exempt from regular federal, New York State and New York City income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2008.

Trust Information

Symbol on New York Stock Exchange:	BLN
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Yield on Closing Market Price as of 12/31/07 ($15.05):[1]	4.39%
Tax Equivalent Yield:[2]	6.75%
Current Monthly Distribution per Common Share:[3]	$ 0.0550
Current Annualized Distribution per Common Share:[3]	$ 0.6600

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3

A change in the distribution rate was declared on January 2, 2008. The Monthly Distribution per Common Share was decreased to $0.045. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution is not constant and is subject to further change in the future.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$15.05	$14.90	1.01%	$15.30	$14.86
Net Asset Value	$15.21	$15.42	(1.36)%	$15.43	$15.18

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

Transportation	25%	25%
Education	19	19
Water & Sewer	15	15
City, County & State	10	10
Hospital	9	9
Power	8	8
Tax Revenue	7	7
Lease Revenue	4	4
Housing	3	3

As of December 31, 2007 and 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

ANNUAL REPORT	DECEMBER 31, 2007	11

Trust Summaries as of December 31, 2007	BlackRock New York Municipal 2018 Term Trust (BLH)

Investment Objective

The Trust’s investment objectives are to provide monthly income that is exempt from regular federal, New York State and New York City income taxes and to return $15 per share (the initial public offering price) to investors on or about December 31, 2018.

Trust Information

Symbol on New York Stock Exchange:	BLH
Initial Offering Date:	October 26, 2001
Termination Date (on or about):	December 31, 2018
Yield on Closing Market Price as of 12/31/07 ($16.18):[1]	5.10%
Tax Equivalent Yield:[2]	7.85%
Current Monthly Distribution per Common Share:[3]	$ 0.068750
Current Annualized Distribution per Common Share:[3]	$ 0.825000
Leverage as of 12/31/07:[4]	35%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$16.18	$15.62	3.59%	$16.25	$14.86
Net Asset Value	$15.98	$16.33	(2.14)%	$16.40	$15.64

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

Education	22%	22%
Hospital	15	16
City, County & State	11	11
Transportation	11	11
Tobacco	11	11
Lease Revenue	10	10
Industrial & Pollution Control	7	7
Housing	6	5
Tax Revenue	6	6
Power	1	1

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	44%	39%
AA/Aa	37	37
A	5	9
BBB/Baa	9	10
B	4	2
CCC/Caa	—	3
Not Rated	1	—

5	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

12	ANNUAL REPORT	DECEMBER 31, 2007

Trust Summaries as of December 31, 2007	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Investment Objective

The Trust’s investment objectives are to provide monthly income which is exempt from regular federal and Pennsylvania income taxes.

Trust Information

Symbol on American Stock Exchange:	BPS
Initial Offering Date:	August 25, 1999
Yield on Closing Market Price as of 12/31/07 ($13.55):[1]	5.31%
Tax Equivalent Yield:[2]	8.17%
Current Monthly Distribution per Common Share:[3]	$ 0.0600
Current Annualized Distribution per Common Share:[3]	$ 0.7200
Leverage as of 12/31/07:[4]	38%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$13.55	$17.43	(22.26)%	$18.67	$13.04
Net Asset Value	$14.12	$15.01	(5.93)%	$15.04	$13.88

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	12/31/07	12/31/06

Education	18%	29%
Water & Sewer	16	15
Housing	16	9
City, County & State	15	8
Hospital	11	9
Transportation	10	15
Industrial & Pollution Control	5	5
Lease Revenue	4	6
Tax Revenue	3	—
Power	2	2
Other	—	2

Credit Breakdown[5]

Credit Rating	12/31/07	12/31/06

AAA/Aaa	45%	61%
AA/Aa	14	11
A	21	17
BBB/Baa	17	8
B	1	—
Not Rated[6]	2	3

5	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2007 and 2006, the market value of these securities was $971,150 representing 2% and $1,007,720 representing 2% of the Trust’s long-term investments.

ANNUAL REPORT	DECEMBER 31, 2007	13

Portfolio of Investments as of December 31, 2007	BlackRock Insured Municipal 2008 Term Trust (BRM)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—86.1%
Alabama—1.6%
$6,555		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	$6,634,512

Arizona—2.0%
4,000		Chandler, Ad Valorem Ppty. Tax GO, Zero Coupon, 7/01/08, FGIC	3,936,240
4,200		Pima Cnty., Hwy. Impvts. Misc. RB, 4.125%, 7/01/09, FGIC	4,258,926

			8,195,166

California—1.2%
5,000		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	5,002,650

Colorado—2.6%
1,000		City of Thornton, Pub. Impvts. Lease Approp. COP, 3.25%, 12/01/08, AMBAC	1,001,060
1,000		Cnty. of El Paso, Correctional Fac. Impvts. Lease Approp. COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	1,000,560
2,000		E-470 Pub. Hwy. Auth., Hwy. Tolls RB, Ser. B, Zero Coupon, 9/01/11, MBIA	1,752,840
6,965		Regl. Transp. Dist., Trans. Impvts. Lease Approp. COP, Trans. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	7,019,954

			10,774,414

Delaware—0.2%
650		Delaware River & Bay Auth., Pub. Impvts. Port, Arpt. & Marina RB, 3.25%, 1/01/09, MBIA	651,274

District of Columbia—3.1%
		Dist. of Columbia, Ad Valorem Ppty. Tax GO,
195	[1]	Ser. B, 5.50%, 6/01/09, FSA	201,679
2,605		Ser. B, 5.50%, 6/01/09, FSA	2,692,033
10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	10,101,500

			12,995,212

Florida—1.4%
2,280		Broward Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. B, 4.25%, 7/01/09, FSA	2,313,790
2,080		City of Tampa, Wtr. RB, Wtr. & Swr. Proj., 5.50%, 10/01/08, FSA	2,117,856
1,300		Town of Palm Beach, Misc. RB, Beach Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	1,325,038

			5,756,684

Georgia—6.1%
5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	5,219,950
20,000	[2]	Monroe Cnty. Dev. Auth., Indl. RB, Georgia Pwr. Co. Plant Scherer Proj., 4.20%, 1/01/12, AMBAC	20,178,800

			25,398,750

Hawaii—2.8%
4,750		City & Cnty. of Honolulu, Ad Valorem Ppty. Tax GO, Ser. E, 4.00%, 7/01/08, FGIC	4,773,892
6,510		Hawaii GO, Ser. CY, 4.00%, 2/01/09, FSA	6,578,941

			11,352,833

Principal Amount (000)		Description	Value

Illinois—11.5%
		Cook Cnty. High Sch. Dist. No. 201, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO,
$4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	$4,508,820
1,175	[1]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	1,105,005
2,000		Cook Cnty. Sch. Dist. No. 25, Ad Valorem Ppty. Tax GO, Arlington Heights Proj., 4.50%, 12/01/08, FSA	2,028,160
8,985		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 11/01/08	8,754,535
13,000	[2]	Fin. Auth. RB, Peoples Gas, Lt. & Coke Proj., 3.05%, 2/01/33, AMBAC	12,990,770
6,750		Illinois Pub. Impvts. GO, Ser. 1, 3.50%, 7/01/08, MBIA	6,768,293
1,455		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 1/01/09, FSA	1,465,811
		Met. Pier & Expo. Auth.,
8,385	[1]	Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08, FGIC	8,267,526
215		Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08, FGIC	211,910
1,570	[1]	Student Loans Lease Abatement RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 6/15/08, FGIC	1,548,004

			47,648,834

Kansas—0.2%
1,000		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, 4.00%, 4/01/09, AMBAC	1,011,900

Kentucky—0.9%
3,890		Owensboro, Elec., Pwr. & Lt. Impvts. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	3,766,609

Michigan—2.9%
6,315		Detroit City Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	6,391,791
1,665	[1]	Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 4/01/09, MBIA	1,672,842
3,000		Michigan Hwy. Impvts. Misc. RB, Trunk Line Proj., Ser. A, 4.125%, 11/01/08, FSA	3,028,710
765		Wyandotte, Elec., Pwr. & Lt. RB, 6.25%, 10/01/08, MBIA	783,375

			11,876,718

Mississippi—0.5%
2,175		De Soto Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 2/01/09, FSA	2,179,698

Nevada—1.3%
		Director of the St. of Nevada Dept. of Bus. & Ind., Trans. Impvts. RB, Las Vegas Monorail Co. Proj.,
2,085		Zero Coupon, 1/01/09, AMBAC	1,998,743
3,585		Zero Coupon, 1/01/10, AMBAC	3,286,764

			5,285,507

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimal Tax
CAPMAC	Capital Markets Assurance Co.
CIFG	CDC IXIS Financial Guaranty
CONNIE LEE	College Construction Loan Insurance Assoc.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Admin.
FRDD	Floating Rate Daily Demand
FRWD	Floating Rate Weekly Demand
FSA	Financial Security Assurance
GO	General Obligation
MBIA	Municipal Bond Insurance Assoc.
PCRB	Pollution Control Revenue Bond
PSF	Public School Fund Guaranteed
RAA	Radian Asset Assurance
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	XL Capital Assurance

See Notes to Financial Statements.

14	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

New Jersey—0.7%
$1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, Gov’t. Loan Proj., 5.00%, 12/01/08, FSA	$1,018,380
1,750		Transp. Trust Fund Auth., Trans. Impvts. RB, Ser. C, 5.25%, 12/15/08, AMBAC	1,787,292

			2,805,672

New Mexico—0.6%
2,445		Fin. Auth., Pub. Impvt. Misc. RB, Ser. A, 3.80%, 6/01/08, MBIA	2,453,362

New York—4.9%
15,915		New York GO, Ser. F, 5.25%, 9/15/09, MBIA	16,306,986
4,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 129, 2.875%, 11/01/08, FSA	3,992,400

			20,299,386

North Carolina—4.6%
		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
13,500		Ser. B, 6.125%, 1/01/09, FGIC	13,890,960
5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	5,000,000

			18,890,960

Oregon—1.5%
2,905		Dept. of Admin. Svcs., Lease Approp. COP, Ser. A, 5.00%, 11/01/08, FSA	2,953,543
1,285		Lane Cnty. Sch. Dist. No. 4-J, Ad Valorem Ppty. Tax GO, Eugene Proj., 3.00%, 1/01/09, FSA	1,284,627
2,000		Washington & Clackamas Cntys. Sch. Dist. No. 23-J, Sch. Impvts. Ad Valorem Ppty. Tax GO, Tigard Proj., 3.75%, 6/15/08, MBIA	2,007,140

			6,245,310

Pennsylvania—7.3%
3,175		City of Philadelphia, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.10%, 9/15/08, FSA	3,200,654
965	[1]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, Western Pennsylvania Hosp. Proj., Ser. B, 6.25%, 7/01/08, MBIA	977,130
		Dept. of Gen. Svcs., Lease Approp. COP,
2,075		4.50%, 5/01/08, FSA	2,084,628
2,120		4.50%, 11/01/08, FSA	2,144,677
2,165		4.50%, 5/01/09, FSA	2,202,779
16,250		Lehigh Cnty. Indl. Dev. Auth., Indl. PCRB, PPL Elec. Util. Corp. Proj., 3.125%, 11/01/08, AMBAC	16,236,350
3,125		Pittsburgh Pub. Pkg. Auth., Auto Pkg. RB, 3.25%, 12/01/08, AMBAC	3,128,313

			29,974,531

Tennessee—0.2%
1,000		Clarksville, Wtr. RB, 4.30%, 2/01/09, FSA	1,013,660

Texas—20.7%
		City of Austin,
5,000		Elec., Pwr. & Lt. RB, 6.625%, 11/15/08, AMBAC	5,153,350
5,000		Elec., Pwr. & Lt. RB, Ser. A, Zero Coupon, 11/15/09, AMBAC	4,702,800
5,380		Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 9/01/08, FSA	5,397,808
11,515		Wtr. RB, Ser. A, Zero Coupon, 11/15/08, MBIA	11,204,325
5,000		Wtr. RB, Ser. A, Zero Coupon, 11/15/09, MBIA	4,707,150
6,000	[1]	City of San Antonio, Elec., Pwr. & Lt. RB, Ser. B, Zero Coupon, 2/01/10, FGIC	5,601,060
1,430	[1]	Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, 6.10%, 8/15/09, MBIA	1,499,155
4,390		Houston Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/09, AMBAC	4,162,993
		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
1,115	[1]	Zero Coupon, 9/01/08, AMBAC	1,092,221
13,885		Zero Coupon, 9/01/08, AMBAC	13,596,331
1,200	[1]	Zero Coupon, 9/01/09, AMBAC	1,137,600
14,975		Zero Coupon, 9/01/09, AMBAC	14,179,977

Principal Amount (000)		Description	Value

Texas—(cont’d)
$1,500		North Texas Tollway Auth., Hwy. Tolls RB, Ser. C, 5.00%, 1/01/09, FSA	$1,529,040
		Pub. Fin. Auth.,
5,900		Lease Approp. RB, Ser. B, 6.25%, 2/01/09, AMBAC	6,097,768
2,250	[3]	Lease RB, Gen. Svcs. Comm. Projs., 5.50%, 2/01/08, AMBAC	2,277,022
750		Lease RB, Gen. Svcs. Comm. Projs., 5.50%, 2/01/09, AMBAC	758,910
2,275		Ysleta Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/08, PSF	2,231,457

			85,328,967

Washington—6.6%
5,710		City of Seattle, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 7/01/08, FSA	5,738,950
1,250		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 5.00%, 1/01/09, MBIA	1,274,075
		Cnty. of King,
3,060		Ad Valorem Ppty. Tax GO, 3.50%, 12/01/08, FSA	3,074,504
12,850		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.55%, 12/01/08, MBIA	13,132,058
2,000		Energy Northwest, Elec., Pwr. & Lt. RB, Pub. Pwr. No. 3 Proj., Ser. A, Zero Coupon, 7/01/08, MBIA	1,969,180
		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives Proj.,
1,010		Ser. A, 5.30%, 12/01/08, MBIA	1,029,897
1,000		Ser. A, 5.40%, 12/01/10, MBIA	1,057,370

			27,276,034

West Virginia—0.4%
1,550		Econ. Dev. Auth., Correctional Fac. Impvts. Lease Approp. RB, Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	1,557,393

Wyoming—0.3%
1,270		Albany Cnty. Impvts. Stat. Trust, Pub. Impvts. Lease Abatement COP, 3.75%, 1/15/09, MBIA	1,277,938

		Total Long-Term Investments (cost $349,363,230)	355,653,974

SHORT-TERM INVESTMENTS—13.2%
Alabama—0.7%
2,900	[4]	Southeast Gas Dist., Nat. Gas Util. Impvts. RB, Ser. A, 3.75%, 1/02/08, FRDD	2,900,000

California—1.1%
415	[4]	Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Proj., Ser. B, 3.53%, 1/02/08, MBIA, FRWD	415,000
3,950	[4]	Infrastructure & Econ. Dev. Bank, Indl. RB, San Francisco Ballet Assoc. Proj., 3.53%, 1/02/08, FGIC, FRDD	3,950,000

			4,365,000

Florida—0.6%
2,400	[4]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 3.80%, 1/02/08, AMBAC, FRWD	2,400,000

Illinois—1.5%
6,250	[4]	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Chicago Hosps. Proj., 3.75%, 1/02/08, MBIA, FRDD	6,250,000

Massachusetts—1.2%
5,000	[4]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Children’s Hosp. Corp. Proj., Ser. L-2, 3.70%, 1/02/08, AMBAC, FRDD	5,000,000

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	15

Portfolio of Investments as of December 31, 2007	BlackRock Insured Municipal 2008 Term Trust (BRM) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Michigan—6.0%
		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Trinity Hlth. Proj.,
$9,770	[4]	3.76%, 1/02/08, FRDD	$9,770,000
11,000	[4]	Ser. E, 3.50%, 1/03/08, AMBAC, FRWD	11,000,000
4,200	[4]	Hsg. Dev. Auth., Local or Gtd. Hsg. RB, Ser. B, 3.45%, 1/03/08, MBIA, FRWD	4,200,000

			24,970,000

Missouri—0.1%
290	[4]	Hlth. & Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Saint Louis Univ. Proj., Ser. A, 3.68%, 1/02/08, MBIA, FRDD	290,000

Oklahoma—0.6%
2,335	[4]	Tpke. Auth., Hwy. Tolls RB, Ser. D, 3.33%, 1/03/08, XLCA, FRWD	2,335,000

Pennsylvania—0.5%
2,200	[4]	Erie Wtr. Auth., Wtr. RB, Ser. A, 3.42%, 1/03/08, FSA, FRWD	2,200,000

Texas—0.9%
3,800	[4]	Harris Cnty. Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home RB, Saint Luke’s Episcopal Hosp. Proj., 3.75%, 1/02/08, FRDD	3,800,000

		Total Short-Term Investments (cost $54,510,000)	54,510,000

Total Investments—99.3% (cost $403,873,2305)			$410,163,974
Other assets in excess of liabilities—0.7%			3,069,514

Net Assets—100%			$413,233,488

1	Security is collateralized by Municipal or U.S. Treasury obligations.
2	Variable rate security. Rate shown is interest rate as of December 31, 2007.
3

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

5

Cost for federal income tax purposes is $403,985,110. The net unrealized appreciation on a tax basis is $6,178,864, consisting of $6,219,355 gross unrealized appreciation and $40,491 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.8% of the Trust’s net assets.

AMBAC	36.1%
CAPMAC	1.3%
FGIC	14.3%
FSA	18.0%
MBIA	22.0%
PSF	0.5%
XCLA	0.6%

See Notes to Financial Statements.

16	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—122.3%
Alabama—0.9%
$1,000		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	$1,033,940
1,410		Fed. Hwy. Fin. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. A, 4.50%, 3/01/11, MBIA	1,465,286

			2,499,226

Alaska—6.4%
		City of Anchorage, Ad Valorem Ppty. Tax GO,
9,295		Ser. B, 4.125%, 7/01/11, MBIA	9,574,408
6,000		Ser. B, 4.625%, 7/01/10, FGIC	6,211,140
1,260		Univ. of Alaska, Coll. & Univ. RB, Ser. K, 3.75%, 10/01/10, FGIC	1,273,746

			17,059,294

Arizona—3.2%
1,000		Arizona St. Univ., Univ. & Coll. Impvts. RB, 4.20%, 7/01/11, FGIC	1,026,520
1,030		Mesa, Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 7/01/10, FGIC	1,046,233
6,340		Pima Cnty., Hwy. Impvt. Misc. RB, 4.25%, 7/01/11, FGIC	6,424,639

			8,497,392

Arkansas—0.2%
500		City of Little Rock, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 4/01/11, FSA	512,700

California—6.8%
145		California, Pub. Impvts. Misc. GO, 6.80%, 11/01/10, FGIC	146,788
6,100	[1]	Contra Costa Transp. Auth., Hwy. Impvt. Sales Tax RB, 6.50%, 3/01/09, FGIC	6,215,473
		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB,
5,000		Ser. A, 3.60%, 5/01/10, AMBAC	5,057,150
3,500		Ser. A, 3.70%, 5/01/11, MBIA	3,559,570
3,065		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 6.05%, 12/01/10, AMBAC	3,306,828

			18,285,809

Colorado—1.2%
3,245		Weld Cnty. Sch. Dist. No. 6, Ad Valorem Ppty. Tax GO, Greeley Proj., 3.75%, 12/01/10, FSA	3,302,696

Delaware—0.4%
1,015		Delaware River & Bay Auth., Pub. Impvts. Port, Arpt. & Marina RB, 3.75%, 1/01/11, MBIA	1,032,011

District of Columbia—4.0%
10,000		Dist. of Columbia, Ad Valorem Ppty. Tax GO, Ser. B, 5.50%, 6/01/11, FSA	10,721,800

Florida—0.9%
2,320		City of Tampa, Wtr. RB, 5.50%, 10/01/10, FSA	2,459,896

Hawaii—0.4%
1,000		Univ. of Hawaii, Univ. & Coll. Impvts. RB, Ser. A, 3.875%, 7/15/10, FGIC	1,013,150

Illinois—16.1%
		Chicago Pk. Dist., Ad Valorem Ppty. Tax GO,
3,120	[1]	Ser. A, 3.50%, 1/01/10, FGIC	3,135,600
3,695	[1]	Ser. A, 4.00%, 1/01/11, FGIC	3,784,234
		City of Chicago, Ad Valorem Ppty. Tax GO,
4,000		Ser. A, 4.375%, 1/01/11, AMBAC	4,135,760
1,790		Ser. A, 5.00%, 1/01/11, MBIA	1,882,525

Principal Amount (000)		Description	Value

Illinois—(cont’d)
		Du Page & Cook Cntys. Cmnty. Unit Sch. Dist. No. 205, Sch. Impvts. Ad Valorem Ppty. Tax GO,
$315	[1]	4.50%, 1/01/11, FGIC	$327,083
685		4.50%, 1/01/11, FGIC	709,886
1,750	[1]	Du Page & Will Cntys. Cmnty. Sch. Dist. No. 204, Sch. Impvts. Ad Valorem Ppty. Tax GO, Indian Proj., 4.25%, 12/30/10, FGIC	1,806,210
		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO,
5,000		Zero Coupon, 11/01/10	4,550,800
11,965		Zero Coupon, 11/01/11	10,482,776
		Illinois,
1,500		Poll. Ctrl. GO, Ser. 1, 4.50%, 2/01/11, FGIC	1,555,755
4,000		Poll. Ctrl. GO, Ser. 1, 5.25%, 2/01/11, FGIC	4,236,040
2,000		Sch. Impvts. GO, Ser. 1, 4.50%, 4/01/11, FSA	2,081,440
2,265		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 4.00%, 1/01/11, FSA	2,319,043
1,025		Orland Pk., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 12/01/10, FGIC	1,034,707
1,075		Rockford Sch. Dist. No. 205, Ad Valorem Ppty. Tax GO, 4.30%, 2/01/11, FGIC	1,108,701

			43,150,560

Indiana—4.0%
		Indianapolis Local Pub. Impvt. Bd. Bank, Wtr. Util. Impvts. Wtr. RB,
2,085		Ser. A, 4.25%, 7/01/10, MBIA	2,140,232
2,815		Ser. A, 4.375%, 1/01/11, MBIA	2,908,908
2,950		Ser. A, 4.375%, 7/01/11, MBIA	3,062,926
2,635		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/11, AMBAC	2,717,765

			10,829,831

Kansas—0.8%
		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB,
1,025		4.125%, 4/01/10, AMBAC	1,047,396
1,000		4.25%, 4/01/11, AMBAC	1,032,750

			2,080,146

Kentucky—3.7%
10,890		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	9,882,893

Louisiana—1.9%
5,000	[1]	Pub. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	5,125,150

Michigan—2.4%
		Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO,
1,580		4.00%, 4/01/10, MBIA	1,609,230
1,955		4.00%, 4/01/11, MBIA	2,002,233
2,810		Wyandotte City Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/01/11, FSA	2,881,346

			6,492,809

Minnesota—1.7%
2,800		Hopkins Indpt. Sch. Dist. No. 270, Ad Valorem Ppty. Tax GO, Ser. B, 4.00%, 2/01/11, FSA	2,871,596
1,680	[1]	Southern Minnesota Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 5.75%, 1/01/11	1,740,312

			4,611,908

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	17

Portfolio of Investments as of December 31, 2007	BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Nevada—2.1%
		Director of the St. of Nevada Dept. of Bus. & Ind., Trans. Impvts. RB, Las Vegas Monorail Co. Proj.,
$3,795		Zero Coupon, 1/01/11, AMBAC	$3,318,765
2,870		Zero Coupon, 1/01/12, AMBAC	2,391,715

			5,710,480

New Jersey—0.4%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, Gov’t. Loan Proj., 3.375%, 12/01/10, FSA	1,006,820

New Mexico—3.0%
		Fin. Auth., Pub. Impvts. Misc. RB,
1,304		Ser. A, 3.40%, 6/01/11, MBIA	1,310,168
1,015		Ser. A, 4.20%, 6/01/10, MBIA	1,040,071
1,370		Ser. A, 4.30%, 6/01/11, MBIA	1,418,375
1,750		Las Cruces Sch. Dist. No. 2, Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.25%, 8/01/11, FSA	1,804,915
2,230	[1]	Transp. Comm., Sales Tax RB, Ser. B, 4.75%, 6/15/11, AMBAC	2,341,455

			7,914,984

New York—5.5%
8,950		Long Island Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 12/01/10, AMBAC	9,534,077
5,000		Thruway Auth., Hwy. Impvt. Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	5,282,200

			14,816,277

Ohio—0.8%
1,000		Akron, Ad Valorem Ppty. Tax GO, 4.00%, 12/01/10, MBIA	1,024,700
1,015		Univ. of Cincinnati, Univ. & Coll. Impvts. RB, Ser. G, 3.50%, 6/01/09, AMBAC	1,021,405

			2,046,105

Oregon—3.6%
1,995		Lane Cnty. Sch. Dist. No. 4-J Eugene, Ad Valorem Ppty. Tax GO, 3.75%, 1/01/11, FSA	2,029,015
		Washington & Clackamas Cntys. Sch. Dist. No. 23-J Tigard, Sch. Impvts. Ad Valorem Ppty. Tax GO,
3,820		4.00%, 6/15/10, MBIA	3,902,474
3,720		4.00%, 6/15/11, MBIA	3,821,481

			9,752,970

Pennsylvania—5.9%
2,430		Central York Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 4.125%, 6/01/11, FGIC	2,500,567
2,100		City of Philadelphia, Swr. RB, 5.625%, 6/15/08, AMBAC	2,124,990
965	[1]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, Western Pennsylvania Hosp. Proj., Ser. B, 6.25%, 7/01/08, MBIA	977,130
7,500		Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Pennsylvania Hlth. Sys. Proj., Ser. A, 5.25%, 8/01/10, FSA	7,800,750

Principal Amount (000)		Description	Value

Pennsylvania—(cont’d)
$1,075		Pub. Sch. Bldg. Auth., Sch. Impvts. Misc. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	$1,127,933
1,250		Wilson Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/15/10, FSA	1,275,500

			15,806,870

Rhode Island—2.0%
235		Clean Wtr. Fin. Agcy., Poll. Ctrl. Misc. RB, Ser. A, 6.70%, 10/01/10, MBIA	237,045
5,000	[1]	Providence Plantations, Misc. Tax GO, Ser. B, 4.20%, 6/01/10, FGIC	5,124,650

			5,361,695

Tennessee—0.8%
		Clarksville, Wtr. RB,
1,005		4.45%, 2/01/10, FSA	1,032,085
1,100		4.65%, 2/01/11, FSA	1,147,333

			2,179,418

Texas—15.7%
		Bexar Met. Wtr. Dist., Wtr. RB,
315	[1]	3.70%, 5/01/10, FSA	318,446
770		3.70%, 5/01/10, FSA	780,125
315	[1]	3.80%, 5/01/11, FSA	320,620
775		3.80%, 5/01/11, FSA	790,058
		City of Houston,
5,000		Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 3/01/11, MBIA	5,266,150
2,000		Ad Valorem Ppty. Tax GO, Ser. A1, 5.00%, 3/01/11, MBIA	2,106,460
10,440		Swr. RB, Ser. C, Zero Coupon, 12/01/10, AMBAC	9,450,601
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
1,500		Ser. A, 5.00%, 10/01/10, FSA	1,573,695
330	[1]	Ser. B, Zero Coupon, 8/15/08, FGIC	323,704
2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	2,210,216
2,000		Dallas Area Rapid Trans., Sales Tax RB, 4.30%, 12/01/10, AMBAC	2,063,180
2,490	[1]	Houston Area Wtr. Corp., Wtr. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	2,577,001
5,550		Katy Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 2/15/11, PSF	4,983,234
4,000		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.50%, 9/01/10, MBIA	4,226,880
2,245		Pub. Fin. Auth., Misc. RB, 4.00%, 2/01/11, FGIC	2,283,861
1,250		Texas Tech. Univ., Univ. & Coll. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	1,315,737
1,500		Univ. of Houston, Univ. & Coll. Impvts. RB, Ser. A, 4.00%, 2/15/10, FSA	1,527,330

			42,117,298

Utah—2.4%
3,470		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 7/01/11, MBIA	3,606,475
3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Wtr. RB, Ser. A, Zero Coupon, 10/01/10, AMBAC	2,892,298

			6,498,773

Washington—13.3%
7,345		Benton Cnty. Sch. Dist. No. 17, Sch. Impvts. Ad Valorem Ppty. Tax GO, Kennewick Proj., 4.50%, 12/01/10, FSA	7,628,003

See Notes to Financial Statements.

18	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Insured Municipal Term Trust (BMT)
(concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Washington—(cont’d)
$1,000		Chelan Cnty. Sch. Dist. No. 246, Sch. Impvts. Ad Valorem Ppty. Tax GO, Wenatchee Proj., 4.50%, 12/01/10, FSA	$1,038,530
1,010		City of Tacoma, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.625%, 12/01/10, FGIC	1,050,976
3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 4.50%, 1/01/11, AMBAC	3,110,730
2,040		Clark Cnty. Sch. Dist. No. 114, Sch. Impvts. Ad Valorem Ppty. Tax GO, Evergreen Proj., 4.125%, 12/01/10, FSA	2,097,446
		Energy Northwest, Elec., Pwr. & Lt. RB,
9,160	[1]	Ser. A, Zero Coupon, 7/01/10, MBIA	8,434,070
3,745		Ser. A, Zero Coupon, 7/01/10, MBIA	3,445,662
1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	1,196,390
5,000	[2]	Washington, Pub. Impvts. GO, Ser. A, 5.50%, 7/01/09, MBIA	5,181,250
2,280		Whatcom Cnty. Sch. Dist. No. 503, Ad Valorem Ppty. Tax GO, Blaine Proj., 4.50%, 12/01/10, FSA	2,367,848

			35,550,905

West Virginia—3.6%
		Econ. Dev. Auth., Correctional Fac. Impvts. Lease Approp. RB, Correctional Juvenile & Pub. Proj.,	3,810,852
3,705		Ser. A, 4.50%, 6/01/10, MBIA
4,420		Ser. A, 4.50%, 6/01/11, MBIA	4,585,618
1,170		Sch. Bldg. Auth., Misc. RB, Cap. Impvt. Proj., 4.00%, 7/01/11, AMBAC	1,199,975

			9,596,445

Wisconsin—6.0%
1,045	[1]	Appleton, Wtr. RB, Wtr. Wks. Proj., 4.375%, 1/01/11, FGIC	1,081,377
		Wisconsin, Misc. RB, Clean Wtr. Proj.,
4,640		Ser. 2, 4.00%, 6/01/10, MBIA	4,734,238
9,850		Ser. 2, 4.00%, 6/01/11, MBIA	10,106,100

			15,921,715

Wyoming—2.2%
		Albany Cnty. Impvts. Stat. Trust, Pub. Impvts. Lease Abatement COP,
2,775		4.00%, 1/15/10, MBIA	2,820,924
1,480		4.00%, 1/15/11, MBIA	1,509,186
1,510		4.00%, 7/15/11, MBIA	1,543,899

			5,874,009

		Total Long-Term Investments (cost $315,994,556)	327,712,035

Principal Amount (000)		Description	Value

SHORT-TERM INVESTMENTS—0.7%
Nevada—0.4%
$900	[3]	Cnty. of Clark, Port, Arpt. & Marina RB, Ser. A, 3.47%, 1/02/08, MBIA, FRWD	$900,000

Texas—0.1%
300	[3]	North Central Hlth. Fac. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Baylor Hlth. Care Sys. Proj., 3.45%, 1/02/08, FSA, FRWD	300,000

Washington—0.2%
600	[3]	Snohomish Cnty. Pub Util. Dist. No. 001, Elec., Pwr. & Lt. RB, Ser. A-1, 3.46%, 1/02/08, FSA, FRWD	600,000

		Total Short-Term Investments (cost $1,800,000)	1,800,000

Total Investments—123.0% (cost $317,794,5564)			$329,512,035
Other assets in excess of liabilities—1.3%			3,471,384
Auction Preferred Shares at redemption value, including dividends payable—(24.3)%			(65,036,325)

Net Assets Applicable to Common Shareholders—100%			$267,947,094

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

[4]

Cost for federal income tax purposes is $317,417,546. The net unrealized appreciation on a tax basis is $12,094,489, consisting of $12,094,489 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.9% of the Trust’s managed assets.

AMBAC	17.6%
FGIC	17.8%
FSA	21.2%
MBIA	36.8%
PSF	1.5%

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	19

Portfolio of Investments as of December 31, 2007	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—154.2%
Alabama—2.9%
$1,000		Courtland Indl. Dev. Brd., Indl. RB, Intl. Paper Co. Proj., Ser. A, 4.75%, 5/01/17	$979,280
5,845		Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.625%, 6/01/22	6,035,781

			7,015,061

Arizona—0.4%
1,000		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB, 5.25%, 12/01/20	1,033,160

California—7.2%
1,750	[1]	Agua Caliente Band of Cahuilla Indians, Casino Parimutuel Betting RB, 5.60%, 7/01/13	1,749,510
1,100	[2]	City of Lincoln, Pub. Impvts. ST, 5.90%, 9/01/13	1,255,705
5,425		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/21, FGIC	2,852,085
		Poll. Ctrl. Fing. Auth.,
6,500	[3]	Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	6,304,155
5,000	[3]	Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	5,180,050

			17,341,505

Colorado—4.3%
5,000		Hsg. & Fin. Auth., Rec. Recovery Misc. RB, Wst. Mgmt., Inc. Proj., 5.70%, 7/01/18, AMT	5,245,700
5,010		Pk. Creek Met. Dist., Misc. RB, Sr. Ltd. Ppty. Misc. Tax Proj., 5.25%, 12/01/20	5,005,090

			10,250,790

Connecticut—1.6%
3,750	[1]	Mashantucket Western Pequot Tribe, Recreational RB, Ser. B, 5.75%, 9/01/18	3,769,725

Florida—7.1%
2,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	1,836,380
90		Live Oak Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. B, 5.30%, 5/01/08	89,894
4,515		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	4,687,563
1,095		Pine Island Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 5.30%, 11/01/10	1,082,123
2,470		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	2,453,574
5,410		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. B, 5.875%, 1/01/15	5,454,741
1,400		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	1,337,770

			16,942,045

Illinois—25.6%
1,825	1.3	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	1,765,706
		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.00%, 1/01/19, AMBAC	5,290,300
8,000		Ser. A, 5.00%, 1/01/20, AMBAC	8,419,920
5,000		Ser. A, 5.75%, 1/01/18, MBIA, AMT	5,265,700
5,980	[2]	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/12	6,686,238
12,500	[2]	Fin. Auth., Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Oblig. Proj., 5.50%, 11/15/09	13,156,750
2,750	[4]	Fin. Auth., Univ. & Coll. Impvts. RB, MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	2,199,258

Principal Amount (000)		Description	Value

Illinois—(cont’d)
$5,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	$5,153,950
13,375	[2]	Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 1/01/12, FSA	7,713,793
		Sports Facs. Auth., Recreational Fac. Impvts. Misc. Tax RB,
1,885	[5]	5.34%, 6/15/19, AMBAC	1,825,566
1,985	[5]	5.39%, 6/15/20, AMBAC	1,916,001
2,090	[5]	5.43%, 6/15/21, AMBAC	2,012,022

			61,405,204

Indiana—12.0%
2,895		City of Lawrence, Local or Gtd. Hsg. RB, Pinnacle Apts. Proj., 5.40%, 1/01/16, AMT	2,895,116
13,970	[2]	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Sisters of Saint Francis Hlth. Proj., 5.75%, 11/01/11	15,379,154
2,500		Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	2,524,100
4,000		Petersburg, Indl. RB, Indianapolis Pwr. & Lt. Co. Proj., 5.75%, 8/01/21	3,977,440
4,070		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	3,883,838

			28,659,648

Kentucky—1.3%
3,195		Hsg. Corp., St. Sngl. Hsg. Local or Gtd. Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	3,091,674

Louisiana—1.2%
2,825		Pub. Facs. Auth., Pub. Impvts. Misc. RB, Dept. of Pub. Safety Proj., 5.875%, 6/15/14, MBIA	2,964,725

Maryland—2.1%
4,949		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	4,955,335

Michigan—3.8%
		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB,
3,500		Edward W. Sparrow Hosp. Proj., 4.50%, 11/15/26	3,203,515
2,950	[2]	Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/09	3,127,737
1,000		Oakwood Healthcare Sys. Proj., 5.00%, 7/15/18	1,019,750
		Pontiac Tax Incr. Fin. Auth., TA RB,
700		Dev. Area 2 Proj., 5.625%, 6/01/22, ACA	700,126
1,000		Dev. Area 3 Proj., 5.375%, 6/01/17, ACA	1,006,250

			9,057,378

Mississippi—4.1%
9,000		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	9,905,040

Multi-State—10.9%
14,000	[1,6]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/31/52	15,860,180
		Munimae TE Bd. Subsidiary LLC,
6,000	[1,6]	Ser. A, 5.20%, 6/29/49	6,107,400
4,000	[1,6]	Ser. D, 5.90%, 11/29/49	4,163,520

			26,131,100

Nevada—2.9%
1,000		City of Henderson, Pub. Impvts. SA, Local Impvt. No. T-18 Proj., 5.15%, 9/01/21	880,190
5,000	[3]	Director of the St. of Nevada Dept. of Bus. & Ind., Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., 5.625%, 12/01/26, AMT	4,988,050
1,075		Las Vegas Spl. Dist. No. 809, Pub. Impvts. RB, Summerlin Area Proj., 5.35%, 6/01/17	1,066,325

			6,934,565

See Notes to Financial Statements.

20	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

New Hampshire—6.6%
		Bus. Fin. Auth.,
$6,000		Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	$6,048,720
7,000		Rec. Recovery RB, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	7,513,660
2,025		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp./Healthcare, Inc. Proj., 6.00%, 10/01/24	2,161,606

			15,723,986

New Jersey—13.1%
		Econ. Dev. Auth.,
8,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	8,222,900
4,065	[3]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	4,090,040
6,750	[3]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	6,828,368
8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	8,346,000
1,500		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Atlanticare Regl. Med. Ctr. Proj., 5.00%, 7/01/20	1,538,790
2,500		Hsg. & Mtg. Fin. Agcy., St. Sngl. Fam. Hsg. Local or Gtd. Hsg. RB, Ser. T, 4.55%, 10/01/22, AMT	2,399,550

			31,425,648

New York—6.9%
7,500		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 9/01/18	7,949,925
3,460	[3]	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	3,735,070
4,500		Tobacco Settlement Fing. Auth., Hsg. Tobacco Settlement Funded RB, Ser. B1-C, 5.50%, 6/01/20	4,816,620

			16,501,615

North Carolina—3.0%
3,140	[3]	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 28A, 4.65%, 7/01/23, AMT	3,032,298
4,000		Wake Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. RB, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	4,174,600

			7,206,898

Ohio—0.2%
480		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	479,035

Oklahoma—1.2%
2,700	[3]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	2,873,070

Pennsylvania—7.7%
2,000		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	1,976,700
10,000	[2]	Philadelphia Auth. for Indl. Dev., Indl. Impvts. RB, 5.50%, 10/01/18	10,906,100
		West Cornwall Twnshp. Mun. Auth., Univ. & Coll. Impvts. RB, Elizabethtown Coll. Proj.,
2,500	[2]	5.90%, 12/15/11	2,747,900
2,650	[2]	6.00%, 12/15/11	2,922,552

			18,553,252

Puerto Rico—1.2%
2,665		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	2,782,873

Principal Amount (000)		Description	Value

South Carolina—2.2%
$5,000		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	$5,179,750

Tennessee—2.9%
12,000		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj., Ser. A, Zero Coupon, 1/01/19, FSA	6,877,680

Texas—11.3%
2,000		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	1,895,960
		Birdville Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO,
1,615		Zero Coupon, 2/15/18, PSF	1,050,945
1,815		Zero Coupon, 2/15/19, PSF	1,119,746
2,625		Zero Coupon, 2/15/20, PSF	1,534,182
2,500		Zero Coupon, 2/15/21, PSF	1,383,525
10,010	[3]	Brazos River Auth., Rec. Recovery RB, TXU Energy Co. LLC Proj., Ser. C, 5.75%, 5/01/36, AMT	9,584,775
		Dallas-Ft. Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.875%, 11/01/17, FGIC, AMT	5,266,200
5,000		Ser. A, 5.875%, 11/01/18, FGIC, AMT	5,257,200

			27,092,533

Trust Territories—1.6%
4,000	[1]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	3,832,360

Virginia—1.1%
2,750		Hsg. Dev. Auth., Local or Gtd. Hsg. RB, Ser. E-2, 4.375%, 10/01/19, AMT	2,682,433

Wisconsin—7.8%
1,990		Franklin, Rec. Recovery RB, Wst. Mgmt., Inc. Proj., 4.95%, 4/01/16, AMT	1,975,752
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
4,560	[2]	Froedert & Cmnty. Proj., 5.375%, 10/01/11	4,953,163
440		Froedert & Cmnty. Proj., 5.375%, 10/01/21	470,351
10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 2/15/12	11,215,200

			18,614,466

		Total Long-Term Investments (cost $356,711,130)	369,282,554

Shares

MONEY MARKET FUND—0.3%
700,000	[7,8]	Merrill Lynch Institutional Tax-Exempt Fund, 3.35% (cost $700,000)	700,000

Total Investments—154.5% (cost $357,411,1309)			$369,982,554
Other assets in excess of liabilities—3.0%			7,303,104
Auction Preferred Shares at redemption value, including dividends payable—(57.5)%			(137,677,095)

Net Assets Applicable to Common Shareholders—100%			$239,608,563

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	21

Portfolio of Investments as of December 31, 2007	BlackRock Municipal 2018 Term Trust (BPK) (concluded)
(Percentages shown are based on Net Assets)

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2007, the Trust held 15.5% of its net assets, with a current market value of $37,248,401, in securities restricted as to resale.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Variable rate security. Rate shown is interest rate as of December 31, 2007.
[4]	IIliquid security. As of December 31, 2007, the Trust held 0.9% of its net assets, with a current market value of $2,199,258, in these securities.
[5]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.
[6]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[7]	Represents an investment in an affiliate.
[8]	Represents current yield as of December 31, 2007.
[9]

Cost for federal income tax purposes is $357,267,187. The net unrealized appreciation on a tax basis is $12,715,367, consisting of $16,160,965 gross unrealized appreciation and $3,445,598 gross unrealized depreciation.

See Notes to Financial Statements.

22	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—157.5%
Alabama—0.4%
$1,165		Courtland Indl. Dev. Brd., Indl. RB, Intl. Paper Co. Proj., Ser. A, 4.75%, 5/01/17	$1,140,861

Arizona—0.9%
		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB,
1,500		5.00%, 12/01/18	1,532,880
1,000		5.25%, 12/01/20	1,033,160

			2,566,040

California—24.2%
12,000		California, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO,
		5.00%, 11/01/22	12,459,960
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Cap. Apprec. Proj.,
12,500		Zero Coupon, 1/15/21	6,035,500
10,000		Zero Coupon, 1/15/22	4,528,400
		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
3,000	[1]	Ser. A-1, 6.625%, 6/01/13	3,449,580
12,010	[1]	Ser. A-1, 6.75%, 6/01/13	13,883,080
975	[1]	Ser. A-3, 7.875%, 6/01/13	1,177,459
1,470	[1]	Ser. A-5, 7.875%, 6/01/13	1,775,245
20,000	[1]	Ser. B, 5.375%, 6/01/10	20,989,000
6,865		Riverside Cnty. Asset Leasing Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	2,944,398
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, John Muir Hlth. Proj., Ser. A, 5.00%, 8/15/22	5,073,200

			72,315,822

Colorado—1.7%
4,500		E-470 Pub. Hwy. Auth., Cap. Apprec. Hwy. Impvt. Tolls RB, Ser. B, Zero Coupon, 9/01/22, MBIA	2,234,655
3,000		Pk. Creek Met. Dist., Misc. RB, 5.25%, 12/01/25	2,905,110

			5,139,765

District of Columbia—5.1%
		Dist. of Columbia, Misc. RB, Friendship Pub. Charter Sch., Inc. Proj.,
3,320		5.00%, 6/01/23, ACA	3,067,514
2,680		5.75%, 6/01/18, ACA	2,730,170
5,000		Met. Washington Arpts. Auth., Port, Arpt. & Marina RB, Ser. C-2, 5.00%, 10/01/24, FSA, AMT	5,085,550
4,215		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	4,283,072

			15,166,306

Florida—12.8%
4,510		Bellago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. A, 5.85%, 5/01/22	4,561,820
3,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	2,754,570
4,180		Grand Hampton Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 6.10%, 5/01/24	4,385,029
3,905		Habitat Cmnty. Dev. Dist., Pub. Impvts. SA, 5.80%, 5/01/25	3,669,138
5,475		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	5,684,254
4,345		Middle Vlg. Cmnty. Dev. Dist., Econ. Impvts. SA, Ser. A, 5.80%, 5/01/22	4,370,288
680		Pine Island Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 5.30%, 11/01/10	672,003

Principal Amount (000)	Description	Value

Florida—(cont’d)
$3,840	Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	$3,814,464
2,950	Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	2,963,570
5,600	Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	5,351,080

		38,226,216

Georgia—1.7%
2,500 [1]	Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/14	2,824,275
2,350	Richmond Cnty. Dev. Auth., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	2,355,546

		5,179,821

Illinois—12.0%
2,155 [2,3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	2,084,984
	Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina Impvts. RB,
5,000	Ser. A, 5.00%, 1/01/21, AMBAC	5,238,250
7,000	Ser. A, 5.00%, 1/01/22, AMBAC	7,309,470
4,800	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	5,019,648
	Fin. Auth., Univ. & Coll. Impvts. RB,
5,000	DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	5,044,800
3,250 [4]	MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	2,599,122
1,075	MJH Ed. Asst. Living Proj., Ser. B, 5.00%, 6/01/24	537,436
1,000	Lake Cook-Dane & McHenry Cntys. Cmnty. Unit Sch. Dist. 220, Ad Valorem Ppty. Tax GO, 5.25%, 12/01/20, FSA	1,128,340
13,455	Met. Pier & Expo. Auth., Misc. Taxes RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 6/15/22, MBIA
		6,942,645

		35,904,695

Indiana—5.6%
2,000	City of Lawrence, Local or Gtd. Hsg. RB, Pinnacle Apts. Proj., 5.40%, 1/01/16, AMT	2,000,080
10,000	Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	10,096,400
4,805	Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	4,585,219

		16,681,699

Kansas—1.2%
6,440	Wyandotte Cnty.-Kansas City Unified Gov’t., Recreational Fac. Impvts. Sales Tax RB, Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	3,603,953

Kentucky—0.6%
2,000	Hsg. Corp., St. Sngl. Hsg. Local or Gtd. Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	1,935,320

Louisiana—0.7%
2,000	Desoto Parish, Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27, AMT	2,005,100

Maryland—5.5%
	Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj.,
3,000	6.625%, 7/01/25	3,026,940
4,950	Ser. A, 5.80%, 7/01/20	4,956,336
8,500	Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Medstar Hlth., Inc. Proj., 5.375%, 8/15/24	8,577,180

		16,560,456

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	23

Portfolio of Investments as of December 31, 2007	BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Massachusetts—1.5%
$4,500		Dev. Fin. Agcy., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14, AMT	$4,634,685

Michigan—0.5%
1,500		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Edward W. Sparrow Hosp. Proj., 4.50%, 11/15/26	1,372,935

Minnesota—0.4%
1,250		Higher Ed. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of Saint Thomas Proj., Ser. 5, 5.00%, 10/01/24	1,273,563

Mississippi—1.0%
3,000		Warren Cnty., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27, AMT	3,000,300

Missouri—3.6%
5,000		Dev. Fin. Brd., Econ. Impvts. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	5,069,850
5,500		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	5,674,130

			10,743,980

Multi-State—7.7%
		Charter Mac Equity Issuer Trust,
1,000	[2,5]	Ser. A-4-1, 5.75%, 4/30/15	1,071,540
2,500	[2,5]	Ser. A-4-2, 6.00%, 4/30/19	2,732,075
4,000	[2,5]	Ser. B-3-1, 6.00%, 4/30/15	4,256,880
2,500	[2,5]	Ser. B-3-2, 6.30%, 4/30/19	2,719,500
		Munimae TE Bd. Subsidiary LLC,
5,000	[2,5]	Ser. A, 5.40%, 6/30/49	5,117,750
5,000	[2,5]	Ser. A, 5.80%, 6/30/49	5,178,900
2,000	[2,5]	Ser. D, 5.90%, 6/30/49	2,081,760

			23,158,405

Nevada—2.2%
1,765		City of Henderson, Pub. Impvts. SA, Local Impvt. No. T-18 Proj., 5.15%, 9/01/21	1,553,535
5,000		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/20	5,099,100

			6,652,635

New Hampshire—5.1%
10,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	10,081,200
5,000		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	5,165,550

			15,246,750

New Jersey—12.2%
		Econ. Dev. Auth.,
7,500		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	7,995,375
11,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	11,125,100
1,000		Hlth., Hosp. & Nursing Home RB, Winchester Gardens Proj., Ser. A, 4.80%, 11/01/13	1,005,500
5,000	[3]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	5,030,800
1,500	[3]	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 9.00%, 6/01/33, AMT	1,662,765
2,110		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Atlanticare Regl. Med. Ctr. Proj., 5.00%, 7/01/20	2,164,565
4,000		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cap. Hlth. Sys., Inc. Proj., Ser. A, 5.75%, 7/01/23	4,106,000
2,500		Hsg. & Mtg. Fin. Agcy., St. Sngl. Fam. Hsg. Local or Gtd. Hsg. RB, Ser. T, 4.55%, 10/01/22, AMT	2,399,550

Principal Amount (000)	Description	Value

New Jersey—(cont’d)
$1,000	Middlesex Cnty. Impvt. Auth., Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/23	$995,650

		36,485,305

New York—8.4%
8,500	Energy Research & Dev. Auth., Nat. Gas RB, Brooklyn Union Gas Co. Proj., Ser. A, 4.70%, 2/01/24, FGIC, AMT	8,357,455
	New York City Indl. Dev. Agcy.,
5,635 [3]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	6,082,983
5,000 [3]	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	5,457,100
5,000	Tobacco Settlement Fing. Auth., Hsg. Tobacco Settlement Funded RB, Ser. B1-C, 5.50%, 6/01/20	5,351,800

		25,249,338

Ohio—5.2%
	Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Fndtn. Proj.,
3,000	6.00%, 1/01/19	3,323,250
10,000	6.00%, 1/01/20	11,077,500
1,060	Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	1,057,869

		15,458,619

Oklahoma—1.2%
3,350 [3]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	3,564,735

Pennsylvania—5.5%
6,680	Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/26	6,753,213
7,500 [1]	Lancaster Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Lancaster Gen. Hosp. Proj., 5.75%, 9/15/13	8,423,175
1,275	Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	1,260,146

		16,436,534

Puerto Rico—5.1%
3,300	Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	3,445,959
10,900 [1]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/13	11,881,654

		15,327,613

Rhode Island—1.5%
4,500 [1]	Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.875%, 9/15/08	4,585,275

Tennessee—3.5%
10,000	Energy Acquisition Corp., Nat. Gas Util. Impvts. RB, Ser. A, 5.25%, 9/01/20	10,336,300

Texas—6.2%
1,100 [3]	Brazos River Auth., Elec., Pwr. & Lt. RB, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38, AMT	1,086,514
3,500	Port Corpus Christi Indl. Dev. Corp., Indl. RB, Valero Energy Corp. Proj., Ser. C, 5.40%, 4/01/18	3,499,685
	Tpke. Auth., Hwy. Impvts. Tolls RB, Central Texas Tpke. Sys. Proj.,
7,990	Ser. A, Zero Coupon, 8/15/21, AMBAC	4,181,726
8,450	Ser. A, Zero Coupon, 8/15/24, AMBAC	3,718,338
	Weatherford Indpt. Sch. Dist., Cap. Apprec. Ad Valorem Ppty. Tax GO,
8,080 [1]	Zero Coupon, 2/15/11, PSF	3,551,686
2,905	Zero Coupon, 2/15/23, PSF	1,280,553
2,905	Zero Coupon, 2/15/24, PSF	1,209,177

		18,527,679

See Notes to Financial Statements.

24	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Municipal 2020 Term Trust (BKK) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Trust Territories—1.3%
$4,000	[2]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	$3,832,360

U.S. Virgin Islands—0.3%
1,000		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	1,038,450

Virginia—7.7%
5,000		Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.60%, 3/01/25	5,145,450
10,000	[3]	Charles City Cnty. Econ. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., 5.125%, 8/01/27, AMT	10,001,100
7,500		Mecklenburg Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Dominion Recs., Inc. Proj., 6.50%, 10/15/17, AMT	7,956,750

			23,103,300

Washington—2.9%
		Washington,
4,630		Pub. Impvts. Sales Tax GO, Ser. F, Zero Coupon, 12/01/21, MBIA	2,485,616
10,000		Recreational Fac. Impvts. GO, Ser. S-5, Zero Coupon, 1/01/19, FGIC	6,229,000

			8,714,616

Wisconsin—2.1%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Wheaton Franciscan Svcs. Proj.,
2,880		5.50%, 8/15/17	2,932,704
3,190		5.50%, 8/15/18	3,237,467

			6,170,171

		Total Long-Term Investments (cost $458,222,119)	471,339,602

Principal Amount (000)		Description	Value

SHORT-TERM INVESTMENTS—0.7%
Missouri—0.0%
$15	[6]	Hlth. & Edl. Facs. Auth., Coll. & Univ. RB, The Washington Univ. Proj., Ser. A, 3.74%, 1/02/08, FRDD	$15,000

Pennsylvania—0.7%
2,100	[6]	City of Philadelphia, Nat. Gas Wks. RB, 3.42%, 1/03/08, FSA, FRWD	2,100,000

		Total Short-Term Investments (cost $2,115,000)	2,115,000

Total Investments—158.2% (cost $460,337,1197)			$473,454,602
Other assets in excess of liabilities—1.2%			3,608,310
Auction Preferred Shares at redemption value, including dividends payable—(59.4)%			(177,690,729)

Net Assets Applicable to Common Shareholders—100%			$299,372,183

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold, in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2007, the Trust held 9.7% of its net assets, with a current market value of $29,075,749, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of December 31, 2007.
[4]	Illiquid security. As of December 31, 2007, the Trust held 0.9% of its net assets, with a current market value of $2,599,122, in these securities.
[5]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

[7]

Cost for federal income tax purposes is $459,665,518. The net unrealized appreciation on a tax basis is $13,789,084, consisting of $18,207,184 gross unrealized appreciation and $4,418,100 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	25

Portfolio of Investments as of December 31, 2007	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

LONG-TERM INVESTMENTS—158.2%
Alabama—11.3%
	Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$755	Ser. C-2, 5.00%, 11/15/36	$748,115
540	Ser. C-2, 5.00%, 11/15/39	533,687
3,000	Courtland Indl. Dev. Brd., Rec. Recovery RB, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29, AMT	3,084,090
7,000 [1]	Pub. Sch. & Coll. Auth., Sch. Impvts. Misc. Tax RB, Ser. C, 5.75%, 7/01/18	7,334,180

		11,700,072

Arizona—4.5%
	Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB,
1,705	5.00%, 12/01/32	1,612,112
2,390	5.00%, 12/01/37	2,235,391
	San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
210	6.25%, 5/01/15	204,063
210	7.00%, 5/01/20	201,274
420	7.25%, 5/01/27	401,411

		4,654,251

California—14.5%
1,950	California, Misc. Taxes GO, 5.00%, 6/01/32	1,969,910
5,000 [2]	California, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	5,169,950
	Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
585	Ser. B, Zero Coupon, 6/01/46	38,639
3,095	Ser. C, Zero Coupon, 6/01/55	86,443
3,955	Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	88,355
950	Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 5.125%, 6/01/47	800,071
1,835	Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	1,849,955
5,000	West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 8/01/30, FSA	5,077,300

		15,080,623

Colorado—3.5%
445	City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	457,807
10,000 [3]	Northwest Pkwy. Pub. Hwy. Auth., Hwy. Impvt. Tolls RB, Ser. B, Zero Coupon, 6/15/11, FSA	2,788,900
440	Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	420,732

		3,667,439

Connecticut—7.1%
	Mashantucket Western Pequot Tribe,
1,500 [4]	Casino RB, Ser. A, 5.50%, 9/01/28	1,444,335
6,000 [4]	Recreational RB, Ser. B, 5.75%, 9/01/27	5,964,540

		7,408,875

Florida—14.6%
1,655	Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	1,513,597
5,265	Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	5,133,638
1,050	Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	959,270
3,300	Hillsborough Cnty., Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30, AMT	3,387,186
715	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	683,082
2,045	Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	2,123,160

Principal Amount (000)	Description	Value

Florida—(con’t)
$1,605	Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser. B, 5.70%, 10/01/38	$1,402,433

		15,202,366

Illinois—10.3%
850 [4,5]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	822,383
1,415	Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	1,474,671
5,000	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/33 Fin. Auth.,	5,138,850
295	Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	269,291
575	Retirement Facs. Hlth., Hosp. & Nursing Home RB, Monarch Landing, Inc. Proj., Ser. A, 7.00%, 12/01/37	574,235
300	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	149,877
1,370	Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	1,290,211
1,000	Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	1,004,140

		10,723,658

Kentucky—7.5%
17,780	Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	7,787,462

Louisiana—3.8%
2,500	Louisiana Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	2,552,125
1,312	Saint Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	1,362,470

		3,914,595

Maryland—2.2%
2,500	Cmnty. Dev. Admin., St. Sngl. Fam. Hsg. RB, Ser. A, 4.70%, 9/01/37, AMT	2,265,025

Massachusetts—2.0%
1,980	Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	2,039,816

Michigan—2.7%
	Hosp. Fin. Auth.,
2,000 [3]	Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Svcs. Proj., 5.75%, 8/15/09, MBIA	2,104,120
730	Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	713,159

		2,817,279

Missouri—6.5%
2,000 [3]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Saint Anthony’s Med. Ctr. Proj., 6.125%, 12/01/10	2,180,420
2,250	Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38, AMT	2,289,330
2,385	Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	2,322,704

		6,792,454

Multi-State—6.1%
2,000 [4,6]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	2,169,900
4,000 [4,6]	MuniMae TE Bd. Subsidiary LLC, Ser. A, 6.875%, 6/30/49	4,156,120

		6,326,020

Nebraska—1.1%
1,205	Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	1,176,490

See Notes to Financial Statements.

26	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Strategic Municipal Trust (BSD) (continued) (Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Nevada—0.9%
$905		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	$885,181

New Jersey—2.9%
2,480		Econ. Dev. Auth., Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	2,399,152
645		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	609,654

			3,008,806

New York—6.7%
315	[7]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	255,355
1,775		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	1,874,133
4,395	[5]	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	4,796,791

			6,926,279

North Carolina—1.8%
1,825		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	1,809,360

Ohio—6.9%
6,265		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	6,057,253
1,105		Buckeye Tobacco Settlement Fin. Auth., Misc. Purpose Tobacco Settlement Funded RB, Ser. A-2, 6.50%, 6/01/47	1,134,647

			7,191,900

Oklahoma—2.1%
905		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Saint John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	894,719
1,225	[5]	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	1,303,523

			2,198,242

Pennsylvania—6.8%
		Econ. Dev. Fing. Auth.,
2,745	[5]	Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	2,790,402
1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	971,150
700		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.125%, 11/01/21, AMT	725,872
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	1,031,580
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.50%, 11/01/16, AMT	1,059,300
420		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	389,970
105		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	104,994

			7,073,268

Puerto Rico—1.4%
1,355		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	1,469,430

Principal Amount (000)		Description	Value

South Carolina—3.7%
$910		Hlth. & Edl. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Sanford Hlth. Proj., 5.00%, 11/01/40	$897,506
2,500	[3]	Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 8/01/13	2,947,760

			3,845,266

Tennessee—3.7%
2,000		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	2,091,100
1,750		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Saint Jude Children’s Research Hosp. Proj., 5.00%, 7/01/31	1,754,812

			3,845,912

Texas—14.5%
4,750		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	888,060
4,060		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	4,165,195
1,500		Lower Colorado River Auth., Misc. RB, Ser. A, 5.50%, 5/15/21, AMBAC	1,554,495
295		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	296,705
1,000		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	1,005,990
1,095		San Antonio Energy Acquisition Pub. Fac. Corp., Nat. Gas Util. Impvts. RB, 5.50%, 8/01/24	1,137,344
500		Texas, Wtr. Util. Impvts. GO, Wtr. Fin. Asst. Proj., 5.75%, 8/01/22	525,395
		Tpke. Auth., Hwy. & Tolls Impvts. RB,
15,000		Zero Coupon, 8/15/31, AMBAC	4,060,950
1,450		Ser. A, 5.00%, 8/15/42, AMBAC	1,458,830

			15,092,964

Virginia—1.9%
1,000		Henrico Cnty. Econ. Dev. Auth., Econ. Dev. RB, Westminster-Canterbury Mgmt. Proj., 5.00%, 10/01/27	941,290
1,270		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, Ser. B1, 5.00%, 6/01/47	1,054,265

			1,995,555

Washington—1.5%
620		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	641,898
915		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	863,339

			1,505,237

Wisconsin—5.7%
		Hlth. & Edl. Facs. Auth.,
4,665		Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., 5.00%, 11/15/31	4,671,344
1,375		Hlth., Hosp. & Nursing Home RB, Franciscan Sisters Healthcare Proj., 5.00%, 9/01/26	1,254,853

			5,926,197

Total Investments—158.2% (cost $161,989,1698)			$164,330,022
Other assets in excess of liabilities—1.5%			1,591,664
Auction Preferred Shares at redemption value, including dividends payable—(59.7)%			(62,040,087)

Net Assets Applicable to Common Shareholders—100%			$103,881,599

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	27

Portfolio of Investments as of December 31, 2007	BlackRock Strategic Municipal Trust (BSD) (concluded) (Percentages shown are based on Net Assets)

[1]	Security, or a portion thereof, with a market value of $215,000 has been pledged as collateral for swap contracts.
[2]

Security, or a portion thereof, pledged as collateral with the value of $516,995 on 85 short U.S. Treasury Note futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007, was $9,638,203, with an unrealized loss of $55,968.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold, in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2007, the Trust held 14.0% of its net assets, with a current market value of $14,557,278, in securities restricted as to resale.

[5]	Variable rate security. Rate shown is interest rate as of December 31, 2007.
[6]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state and local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[7]	Illiquid security. As of December 31, 2007, the Trust held 0.2% of its net assets, with a current market value of $255,355, in these securities.
[8]

Cost for federal income tax purposes is $161,744,726. The net unrealized appreciation on a tax basis is $2,585,296, consisting of $5,995,411 gross unrealized appreciation and $3,410,115 gross unrealized depreciation.

See Notes to Financial Statements.

28	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock California Insured Municipal 2008 Term Trust (BFC)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—83.6%
California—73.7%
$1,060		Anaheim Union High Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 8/01/08, FSA	$1,063,509
		California,
3,000		Pub. Impvts. GO, 5.50%, 2/01/10, MBIA	3,140,880
15,000		Pub. Impvts. Misc. GO, 6.30%, 9/01/08, MBIA	15,320,550
2,000		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, 6.25%, 9/01/08, FGIC	2,042,080
3,000		Sch. Impvts. Misc. GO, 5.50%, 4/01/09, MBIA	3,088,950
2,600		Castaic Lake Wtr. Agcy., Non-Terminable Lease COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	2,843,308
1,000		City of Chula Vista, Pub. Impvts. Lease Abatement COP, Police Fac. Proj., 4.00%, 8/01/08, MBIA	1,004,620
5,500	[1]	Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 8/01/08, FGIC	5,403,420
2,635		Cnty. of Alameda, Lease Approp. COP, Ser. A, 3.80%, 12/01/08, MBIA	2,649,361
11,000		Cnty. of San Diego, Lease Abatement COP, 5.625%, 9/01/12, AMBAC	11,484,440
7,500		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	7,503,975
1,855	[1]	El Paso de Robles, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/09, FGIC	1,759,950
4,025		Elsinore Valley Mun. Wtr. Dist., Non-Terminable Lease COP, Ser. A, 6.00%, 7/01/09, FGIC	4,130,857
1,245		Long Beach Bd. Fin. Auth., Cash Flow Mgmt. TA, Redev. Proj., 3.50%, 8/01/08, AMBAC	1,247,478
		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB,
8,090		6.00%, 12/01/08, AMBAC	8,303,900
8,600		6.05%, 12/01/09, AMBAC	9,062,078
4,405		Los Angeles Cnty. Met. Transp. Auth., Spl. Assmt. RB, Spl. Benefit Assmt. Dist. A1 Proj., 3.75%, 9/01/08, AMBAC	4,425,351
2,660	[1]	Los Angeles Unified Sch. Dist., Sch. Impvts. Lease Abatement COP, Ser. B, 3.00%, 10/01/08, FSA	2,654,840
1,000		Mount Diablo Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 8/01/08, FSA	1,003,310
1,000		Orange Cnty. Local Transp. Auth., Misc. Sales Tax RB, 6.00%, 2/15/09, MBIA	1,032,430
2,495	[1]	Pasadena Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 3.50%, 11/01/08, FSA	2,504,506
2,100		Pub. Wks. Brd., Elec., Pwr. & Lt. Impvts. Misc. RB, Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	2,104,431
3,345		Sacramento City Fing. Auth., Pub. Impvts. Lease Abatement RB, City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	3,360,554
		Sacramento Mun. Util. Dist.,
3,750	[1]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/08, FGIC	3,789,562
2,950	[1]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/09, MBIA	3,067,410
3,855	[1]	San Bernardino Cnty. Transp. Auth., Hwy. Impvts. Sales Tax RB, 6.00%, 3/01/10, FGIC	3,966,641
		San Diego Cnty. Regl. Transp. Comm., Hwy. Impvts. Sales Tax RB,
4,030	[1]	Ser. A, 6.00%, 4/01/08, MBIA	4,053,817
1,285	[1]	Ser. A, 6.00%, 4/01/08, FGIC	1,292,594
1,000		San Mateo Cnty. Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.30%, 9/01/08, FGIC	1,002,200
		Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	981,410
2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	1,897,520

			117,185,932

Principal Amount (000)		Description	Value

Puerto Rico—9.9%
		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
$5,280		Ser. DD, 5.00%, 7/01/09, FSA	$5,405,241
6,000		Ser. DD, 5.00%, 7/01/10, FSA	6,144,780
4,000		Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10, FSA	4,189,680

			15,739,701

		Total Long-Term Investments (cost $130,096,666)	132,925,633

SHORT-TERM INVESTMENTS—15.3%
California—15.3%
3,940	[2]	City of Fremont, Pub. Impvts. Lease Abatement COP, Maintenance Ctrl. & Fire Proj., 3.45%, 1/03/08, AMBAC, FRWD	3,940,000
6,600	[2]	City of Los Angeles, Wstwtr. Sys. RB, Ser. B, 3.31%, 1/03/08, FGIC, FRWD	6,600,000
400	[2]	Dept. of Wtr. Res., Wtr. RB, 3.35%, 1/03/08, FGIC, FRWD	400,000
100	[2]	Infrastructure & Econ. Dev. Bank, Indl. Impvts. RB, Rand Corp. Proj., Ser. B, 3.57%, 1/02/08, AMBAC, FRDD	100,000
625	[2]	Orange Cnty. San. Dist., Lease COP, 3.28%, 1/02/08, AMBAC, FRDD	625,000
6,155	[2]	Orange Cnty. Transp. Auth., Trans. RB, 91 Express Lanes Proj., Ser. B-1, 3.45%, 1/03/08, AMBAC, FRWD	6,155,000
5,250	[2]	Pittsburg Redev. Agcy., Econ. Impvts. TA, Los Medanos Cmnty. Proj., Ser. A, 3.68%, 1/02/08, AMBAC, FRWD	5,250,000
845	[2]	Pub. Pwr. Auth., Elec., Pwr. & Lt. RB, Palo Verde Proj., 3.34%, 1/02/08, AMBAC, FRWD	845,000
450	[2]	Trans. Fin. Auth., Trans. Impvts. RB, 3.35%, 1/02/08, FSA, FRWD	450,000

		Total Short-Term Investments (cost $24,365,000)	24,365,000

Total Investments—98.9% (cost $154,461,6663)			$157,290,633
Other assets in excess of liabilities—1.1%			1,700,454

Net Assets—100%			$158,991,087

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.
[2]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

[3]

Cost for federal income tax purposes is $153,681,977. The net unrealized appreciation on a tax basis is $3,608,656, consisting of $3,613,816 gross unrealized appreciation and $5,160 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.0% of the Trust’s net assets.

AMBAC	33.9%
FGIC	21.1%
FSA	21.9%
MBIA	23.1%

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	29

Portfolio of Investments as of December 31, 2007	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—151.9%
California—118.3%
$2,100		ABAG Fin. Auth. for Nonprofit Corps., Hlth., Hosp. & Nursing Home RB, San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	$2,140,404
		California GO,
4,740	[1]	5.00%, 11/01/11	5,064,737
260		5.00%, 11/01/20	268,021
6,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	6,516,640
5,000		City of Long Beach, Port, Arpt. & Marina RB, Ser. A, 5.25%, 5/15/18, FGIC, AMT	5,145,250
7,500		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/21, FGIC	3,942,975
		Cnty. of San Bernardino, Pub. Impvts. ST, Cmnty. Facs. Dist. No. 2002-1 Proj.,
105		5.35%, 9/01/17	105,307
245		5.50%, 9/01/18	246,882
500		5.60%, 9/01/19	505,720
355		5.70%, 9/01/20	359,597
2,980		Cnty. of San Diego, Lease Abatement COP, 5.25%, 11/01/19, AMBAC	3,156,625
6,500	[1]	Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 5.125%, 5/01/12	7,061,665
3,395		Fontana Pub. Fin. Auth., Incrmt. TA, Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	3,620,258
20,000		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Cap. Apprec. Proj., Zero Coupon, 1/15/21	9,656,800
		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Proj.,
1,075		Ser. A, 5.00%, 3/01/18	1,100,467
1,000		Ser. A, 5.00%, 3/01/19	1,019,070
2,060		Ser. A, 5.00%, 3/01/20	2,091,703
1,355		Ser. A, 5.00%, 3/01/24	1,362,872
		Infrastructure & Econ. Dev. Bank,
1,985		Hlth., Hosp. & Nursing Home Impvts. RB, J. David Gladstone Proj., 5.50%, 10/01/20	2,070,613
6,500		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	6,625,710
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB, Wtr. Sply. Proj.,
995		5.80%, 6/01/21	998,602
1,040		5.85%, 6/01/22	1,044,243
1,000		5.90%, 6/01/23	1,004,990
10,025		Los Angeles Harbor Dept., Port, Arpt. & Marina RB, Ser. B, 5.50%, 8/01/21, AMBAC, AMT	10,414,070
		Poll. Ctrl. Fing. Auth.,
3,100		Indl. RB, San Diego Gas & Elec. Co. Proj., Ser. A, 5.90%, 6/01/14	3,337,646
2,500	[2]	Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., Ser. B, 5.25%, 6/01/23, AMT	2,590,025
2,500	[2]	Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	2,590,025
4,000	[2]	Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.125%, 7/01/31, AMT	4,081,560
750		Poway Unified Sch. Dist., Sch. Impvts. ST, 5.00%, 9/01/25	718,530
		Pub. Wks. Brd., Lease Abatement RB,
2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	2,057,269
2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	2,456,152
2,000		Pub. Wks. Brd., Pub. Impvts. Lease Abatement RB, Dept. Forestry & Fire Proj., Ser. E, 5.00%, 11/01/25	2,046,680
5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 2/01/23, FGIC	5,326,250
2,135	[1]	Santa Clara Valley Transp. Auth., Trans. Impvts. Sales Tax RB, Ser. A, 5.00%, 6/01/11, MBIA	2,266,217
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., Ser. A, 5.25%, 7/01/24	4,983,600

Principal Amount (000)		Description	Value

California—(con’t)
$4,590		Stockton-East Wtr. Dist., Lease COP, Ser. B, Zero Coupon, 4/01/19, FGIC	$2,578,800
		Vista, Lease Abatement COP,
1,115		4.75%, 5/01/21, MBIA	1,146,265
1,000		5.00%, 5/01/19, MBIA	1,065,960

			112,768,200

Multi-State—9.8%
4,000	[3,4]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	4,143,120
5,000	[3,4]	MuniMae TE Bd. Subsidiary LLC, Ser. A, 6.875%, 6/30/49	5,195,150

			9,338,270

Puerto Rico—16.7%
1,035		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	1,080,778
		Pub. Bldgs. Auth., Lease Approp. RB,
1,000		Ser. M, 6.00%, 7/01/20	1,104,880
1,000		Ser. M, 6.25%, 7/01/21	1,131,130
4,410		Pub. Bldgs. Auth., Lease RB, Gov’t. Facs. Proj., Ser. C, 5.75%, 7/01/19	4,772,899
7,500	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	7,870,125

			15,959,812

Trust Territories—4.0%
4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	3,832,360

U.S. Virgin Islands—3.1%
		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan,
360		Ser. A, 5.25%, 10/01/17	373,842
455		Ser. A, 5.25%, 10/01/19	467,972
460		Ser. A, 5.25%, 10/01/21	468,859
315		Ser. A, 5.25%, 10/01/22	319,980
960		Ser. A, 5.25%, 10/01/23	971,885
300		Ser. A, 5.25%, 10/01/24	302,688

			2,905,226

		Total Long-Term Investments (cost $141,769,593)	144,803,868

Shares

MONEY MARKET FUND—4.5%
4,310,293	[5,6]	CMA California Mun. Money Fund, 2.88% (cost $4,310,293)	4,310,293

Total Investments—156.4% (cost $146,079,8867)			$149,114,161
Other assets in excess of liabilities—1.9%			1,779,641
Auction Preferred Shares at redemption value, including dividends payable—(58.3)%			(55,556,945)

Net Assets Applicable to Common Shareholders—100%			$95,336,857

See Notes to Financial Statements.

30	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock California Municipal 2018 Term Trust (BJZ) (concluded)
(Percentages shown are based on Net Assets)

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Variable rate security. Rate shown is interest rate as of December 31, 2007.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold, in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2007, the Trust held 13.8% of its net assets, with a current market value of $13,170,630, in securities restricted as to resale.

[4]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of December 31, 2007.
[7]

Cost for federal income tax purposes is $146,075,741. The net unrealized appreciation on a tax basis is $3,038,420, consisting of $3,693,126 gross unrealized appreciation and $654,706 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	31

Portfolio of Investments as of December 31, 2007	BlackRock Florida insured Municipal 2008 Term Trust (BRF)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—76.9%
Florida—75.7%
$1,500		Alachua Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.25%, 1/01/09, FSA	$1,517,895
4,190		Brd. of Ed., Sch. Impvts. Misc. RB, Ser. A, 5.00%, 7/01/08, FGIC	4,231,481
		City of Jacksonville,
2,000		Pub. Impvts. Sales Tax RB, 4.10%, 10/01/08, AMBAC	2,016,120
1,155		Sales Tax RB, 3.125%, 10/01/08, FGIC	1,155,855
5,895		Sales Tax RB, 4.25%, 10/01/08, AMBAC	5,948,998
2,000		City of Lakeland, Elec., Pwr. & Lt. RB, 5.90%, 10/01/08, FSA	2,042,200
		City of Orlando, Swr. RB,
1,100		Ser. A, 3.25%, 10/01/08, AMBAC	1,101,826
1,280		Ser. A, 3.50%, 10/01/09, AMBAC	1,288,832
10,000		Cnty. of Hillsborough, Wtr. RB, 4.50%, 8/01/08, AMBAC	10,084,700
		Cnty. of Miami-Dade,
905	[1]	Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	884,493
1,095		Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	1,069,552
1,535		Pub. Impvt. RB, 3.40%, 4/01/08, AMBAC	1,536,428
		Cnty. of Orange,
5,130		Misc. Taxes RB, Ser. A, 4.00%, 10/01/08, AMBAC	5,164,166
1,005	[1]	Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	1,026,407
495		Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	505,360
		Cnty. of Osceola,
640		Fuel Sales Tax RB, 3.10%, 4/01/08, FGIC	639,853
1,810		Trans. Impvts. Sales Tax RB, 3.75%, 10/01/08, AMBAC	1,819,937
2,000		Cnty. of Seminole, Wtr. RB, 6.00%, 10/01/09, MBIA	2,064,680
5,905		Dept. of Env. Protection, Recreational Fac. Impvts. Sales Tax RB, Ser. B, 4.00%, 7/01/08, FGIC	5,931,454
		Div. of Bd. Fin.,
8,000		Recreational Fac. Impvts. Misc. Taxes RB, Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	8,162,240
2,000		Recreational Fac. Impvts. Sales Tax RB, Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	2,018,420
560		Escambia Cnty. Utils. Auth., Mult. Util. RB, Ser. B, 6.125%, 1/01/09, FGIC	567,437
6,000		Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser. C, 3.50%, 10/01/08, MBIA	6,017,880
3,000		Hillsborough Cnty. Sch. Brd., Sales Tax RB, 4.00%, 10/01/09, AMBAC	3,047,580
950		Indian River Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 4/01/08, FSA	950,551
3,000		Lee Cnty., Port, Arpt. & Marina RB, 4.25%, 10/01/09, FSA	3,055,650
		Miami, Ad Valorem Ppty. Tax GO,
1,345		5.90%, 12/01/08, FGIC	1,380,024
1,000		6.00%, 12/01/09, FGIC	1,053,910
2,000	[1]	Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of Miami Proj., Ser. A, 4.875%, 4/01/09, AMBAC	2,045,580
4,775		Miami-Dade Cnty. Sch. Brd., Lease Approp. COP, 5.25%, 8/01/11, FSA	4,879,811
1,090		Mun. Loan Council, Pub. Impvts. Misc. RB, Ser. C, 3.50%, 11/01/08, MBIA	1,094,240
4,935		Pasco Cnty., Rec. Recovery RB, 6.00%, 4/01/09, FGIC	4,946,449
2,000		Polk Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. A, 3.20%, 1/01/08, FSA	2,000,000
500		Saint Petersburg Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	499,605
2,530		Tpke. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. B, 5.50%, 7/01/08, MBIA	2,561,296

Principal Amount (000)		Description	Value

Florida—(con’t)
$1,370		Vlg. Ctr. Cmnty. Dev. Dist., Recreational RB, Ser. A, 5.50%, 11/01/08, MBIA	$1,397,921
2,370		Volusia Cnty., Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	2,387,348

			98,096,179

Puerto Rico—1.2%
1,500		Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10, FSA	1,571,130

		Total Long-Term Investments
		(cost $98,606,639)	99,667,309

SHORT-TERM INVESTMENTS—21.5%
Florida—21.5%
400	[2]	Dade Cnty. Indl. Dev. Auth. Poll. Ctrl., Indl. RB, Pwr. & Lt. Co. Proj., 3.75%, 1/02/08, FRDD	400,000
		Jacksonville Hlth. Facs. Auth.,
4,150	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., 3.70%, 1/02/08, FRDD	4,150,000
1,545	[2]	Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., 3.70%, 1/02/08, MBIA, FRDD	1,545,000
		Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl. Hlth. Care Proj.,
1,700	[2]	3.74%, 1/02/08, FGIC, FRDD	1,700,000
1,100	[2]	3.75%, 1/02/08, FSA, FRDD	1,100,000
100	[2]	Orange Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. B, 3.67%, 1/02/08, FGIC, FRDD	100,000
2,900	[2]	Orlando & Orange Cnty. Expwy. Auth., Hwy. Impvts. Tolls RB, Ser. B-1, 3.44%, 1/03/08, AMBAC, FRWD	2,900,000
		Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB,
5,600	[2]	All Children’s Hosp. Proj., 3.80%, 1/02/08, AMBAC, FRDD	5,600,000
5,200	[2]	Baycare Hlth. Sys., Inc. Proj., 3.40%, 1/03/08, FSA, FRWD	5,200,000
2,105	[2]	Sunshine St. Govt’l. Fing. Comm., Pub. Impvts. Misc. RB, 3.75%, 1/02/08, AMBAC, FRDD	2,105,000
3,035	[2]	West Palm Beach Util. Sys., Mult. Util. RB, 3.50%, 1/02/08, FGIC, FRWD	3,035,000

		Total Short-Term Investments (cost $27,835,000)	27,835,000

Total Investments—98.4% (cost $126,441,6393)			$127,502,309
Other assets in excess of liabilities—1.6%			2,037,572

Net Asset—100%			$129,539,881

1	Security is collateralized by Municipal or U.S. Treasury obligations.
2

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

3

Cost for federal income tax purposes is $126,409,412. The net unrealized appreciation on a tax basis is $1,092,897, consisting of $1,093,224 gross unrealized appreciation and $327 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.1% of the Trust’s net assets.

AMBAC	38.3%
FGIC	19.4%
FSA	23.9%
MBIA	14.5%

See Notes to Financial Statements.

32	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—156.5%
Arizona—1.3%
$1,000		Salt Verde Financial Corp., Nat. Gas Util. Impvts. RB, 5.25%, 12/01/20	$1,033,160

Florida—148.7%
6,150		Brd. of Ed., Sch. Impvts. Misc. GO, Ser. J, 5.00%, 6/01/24, AMBAC	6,423,859
1,095		City of Deltona, Mult. Util. Impvts. RB, 5.00%, 10/01/23, MBIA	1,141,121
1,000		City of Lakeland, Wtr. RB, 5.00%, 10/01/27	1,023,250
		City of Marco Island, Wtr. Util. Impvts. Wtr. RB,
2,000		5.00%, 10/01/22, MBIA	2,091,400
1,375		5.00%, 10/01/23, MBIA	1,432,915
1,000		5.25%, 10/01/21, MBIA	1,071,540
		City of Palm Coast, Wtr. Util. Impvts. Wtr. RB,
1,770		5.00%, 10/01/22, MBIA	1,850,889
1,485		5.00%, 10/01/23, MBIA	1,547,548
1,500		5.00%, 10/01/24, MBIA	1,560,525
4,000		Cnty. of Escambia, Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	3,999,640
		Cnty. of Miami-Dade,
5,365		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/19, MBIA	2,940,235
10,000		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/20, MBIA	5,181,300
7,560		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	1,978,150
2,760		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/23, FGIC	2,876,251
4,540	[1]	Crossings at Fleming Island Cmnty. Dev. Dist., Swr. Impvts. RB, 6.75%, 10/01/09	4,872,555
566		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%, 7/01/20, AMBAC	590,180
2,500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	2,462,200
1,500	[2]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. C, 5.25%, 11/15/36	1,491,075
		Hillsborough Cnty. Indl. Dev. Auth.,
1,955		Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	1,983,348
1,500		Hlth., Hosp. & Nursing Home RB, H. Lee Moffit Cancer Ctr. Proj., 5.25%, 7/01/22	1,536,060
1,000		Hillsborough Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, 5.00%, 7/01/27, MBIA	1,020,700
2,495		Hsg. Fin. Corp., Local or Gtd. Hsg. RB, 4.70%, 7/01/22, AMT	2,431,003
1,000		Jacksonville Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. A-1, 5.625%, 10/01/39, AMT	1,022,970
1,500		Lee Cnty. Hsg. Fin. Auth., Local Sngl. Fam. Hsg. RB, Mult. Cnty. Proj., Ser. A-2, 6.00%, 9/01/40, AMT	1,652,280
1,500		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Shell Point/Alliance Cmnty. Proj., 5.00%, 11/15/22	1,402,680
3,000		Lee Cnty., Trans. RB, Ser. B, 5.00%, 10/01/22, AMBAC	3,166,860
1,000		Manatee Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. A, 5.90%, 9/01/40, AMT	1,066,580
1,500		Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys. Proj., 5.00%, 10/01/22	1,513,725
2,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	2,595,550
4,695	[1]	Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. RB, Miami Univ. Proj., Ser. A, 5.00%, 4/01/14, AMBAC	5,092,526
4,000		Mun. Loan Council, Pub. Impvts. RB, Ser. A, Zero Coupon, 4/01/20, MBIA	2,327,400

Principal Amount (000)		Description	Value

Florida—(con’t)
		Northern Palm Beach Cnty. Impvt. Dist.,
$1,000		SA, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., Ser. B, 4.50%, 8/01/22, ACA	$867,830
1,000		SA, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., Ser. B, 5.00%, 8/01/31, ACA	866,700
2,735	[1]	Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/11	2,996,575
710		Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	722,418
725		Orange Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Rollins Coll. Proj., 5.25%, 12/01/22, AMBAC	788,039
4,450	[1]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	4,928,686
6,500		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	6,606,080
4,455		Sterling Hill Cmnty. Dev. Dist., Refdg. Notes SA, Ser. A, 6.10%, 5/01/23	4,688,264
2,445		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	2,432,213
1,185		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	1,195,878
		Tohopekaliga Wtr. Auth.,
3,630		Wtr. RB, Ser. A, 5.00%, 10/01/21, FSA	3,856,730
3,810		Wtr. RB, Ser. A, 5.00%, 10/01/22, FSA	3,992,499
2,000		Wtr. RB, Ser. A, 5.00%, 10/01/23, FSA	2,088,800
1,975		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/22, FSA	2,069,602
1,180		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	1,232,392
1,300		Tolomato Cmnty. Dev. Dist., Pub. Impvts. SA, 6.375%, 5/01/17	1,281,930
1,480		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	1,486,808
		Vlg. Ctr. Cmnty. Dev. Dist.,
2,000		Recreational Fac. Impvts. RB, Ser. B, 6.35%, 1/01/18	2,084,840
5,000		Wtr. Util. Impvts. Wtr. RB, 5.25%, 10/01/23, MBIA	5,326,250
1,000		Watergrass Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.125%, 11/01/14	915,700

			121,774,549

Puerto Rico—4.9%
3,740	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	4,044,399

U.S. Virgin Islands—1.6%
1,500		Pub. Fin. Auth., Swr. Impvts. RB, Hovensa LLC Proj., 4.70%, 7/01/22, AMT	1,335,090

		Total Long-Term Investments (cost $125,590,160)	128,187,198

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	33

Portfolio of Investments as of December 31, 2007	BlackRock Florida Municipal 2020 Term Trust (BFO) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

SHORT-TERM INVESTMENTS—1.2%
Florida—1.2%
$1,000	[3]	Martin Cnty., Indl. RB, Pwr. & Lt. Co. Proj., 3.77%, 1/02/08, FRDD	$1,000,000

Shares

Money Market Fund—0.0%
462	[4,5]	CMA Florida Mun. Money Fund, 2.66%	462

		Total Short-Term Investments
		(cost $1,000,462)	1,000,462

Total Investments—157.7% (cost $126,590,6226)			$129,187,660
Other assets in excess of liabilities—2.0%			1,614,830
Auction Preferred Shares at redemption value, including dividends payable—(59.7)%			(48,906,162)

Net Assets Applicable to Common Shareholders—100%			$81,896,328

1

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

2	Variable rate security. Rate shown is interest rate as of December 31, 2007.
3

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

4	Represents an investment in an affiliate.
5	Represents current yield as of December 31, 2007.
6

Cost for federal income tax purposes is $126,584,582. The net unrealized appreciation on a tax basis is $2,603,078, consisting of $3,574,808 gross unrealized appreciation and $971,730 gross unrealized depreciation.

See Notes to Financial Statements.

34	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock New York Insured Municipal 2008 Term Trust (BLN)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—97.7%
New York—97.7%
$1,000		Bath Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/08, FGIC	$1,004,650
2,250		Central Square Central Sch. Dist., Ad Valorem Ppty. Tax GO, 3.75%, 5/15/09, FGIC	2,271,555
		City of New York, Ad Valorem Ppty. Tax GO,
2,455	[1]	4.75%, 8/15/08, XLCA	2,507,463
2,265		4.75%, 8/15/09, XLCA	2,310,572
1,000		Ser. A, 5.20%, 8/01/10, FSA	1,021,900
45		Ser. C-1, 6.25%, 8/01/10, FSA	45,115
50		Ser. C-1, 6.375%, 8/01/08, MBIA	50,127
2,000	[2]	Ser. E, 6.20%, 8/01/08, MBIA	2,038,320
4,895		Ser. E, 6.20%, 8/01/08, MBIA	4,983,795
1,000		Cnty. of Erie, Pub. Impvt. Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 10/01/08, FGIC	1,005,780
		Cnty. of Monroe, Pub. Impvt. Ad Valorem Ppty. Tax GO,
455	[2]	4.00%, 3/01/09, FGIC	460,633
770		4.00%, 3/01/09, FGIC	778,532
		Dorm. Auth.,
3,500	[1]	Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.00%, 2/15/08, MBIA	3,561,075
5,000	[1]	Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.125%, 2/15/08, ACA, FSA	5,088,000
500		Hlth., Hosp. & Nursing Home RB, W.K. Nursing Home Corp. Proj., 5.65%, 8/01/09, FHA	505,990
1,000		Hlth., Hosp. & Nursing Home RB, Winthrop South Nassau Univ. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	1,005,150
2,500		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	2,523,175
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	5,046,350
6,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	6,054,300
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	5,164,600
1,960		East Greenbush Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 4.00%, 6/15/09, FSA	1,987,695
6,000		Env. Facs. Corp., Swr. RB Mun. Wtr. Proj., 4.00%, 6/15/09	6,084,780
1,185		Evans-Brant Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 3.75%, 12/15/08, FGIC	1,193,745
		Fayetteville-Manlius Central Sch. Dist., Ad Valorem Ppty. Tax GO,
1,125		3.75%, 6/15/09, FGIC	1,136,441
1,000		4.00%, 6/15/08, FGIC	1,004,650
		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB,
750		Hsg. Mtg. Proj., Ser. A, 5.80%, 5/01/09, FSA	756,128
3,995		Hsg. Mtg. Proj., Ser. A, 5.80%, 11/01/09, FSA	4,008,543
12,500		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, 5.00%, 4/01/08, MBIA	12,561,125
		Met. Transp. Auth., Trans. RB,
2,500	[2]	Ser. A, 6.10%, 7/01/08, MBIA	2,539,925
26,075	[2]	Ser. K, 6.00%, 7/01/08, MBIA	26,478,641
		Mt. Sinai Union Free Sch. Dist., Ad Valorem Ppty. Tax GO,
935		6.00%, 2/15/08, AMBAC	938,347
930		6.10%, 2/15/09, AMBAC	961,025
1,075		6.10%, 2/15/10, AMBAC	1,139,973
		New York City Hlth. & Hosp. Corp., Hlth., Hosp. & Nursing Home RB,
2,810		Ser. A, 3.75%, 2/15/09, FSA	2,828,068
2,000		Ser. A, 5.00%, 2/15/08, AMBAC	2,004,480
		New York City Mun. Wtr. Fin. Auth., Wtr. RB,
11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	10,982,270
1,710	[2]	Ser. A, 6.00%, 6/15/08, FGIC	1,734,094
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
3,835	[2]	4.00%, 5/01/09, MBIA	3,889,150
4,220	[2]	Ser. B, 5.25%, 5/01/11, MBIA	4,506,411

Principal Amount (000)		Description	Value

New York—(con’t)
$3,580	[2]	Ser. B, 5.25%, 5/01/11, MBIA	$3,822,975
1,000		New York, Gen. Fund GO, Ser. F, 5.50%, 9/15/08, AMBAC	1,018,190
250	[2]	Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. CC, 5.125%, 1/01/11, MBIA	264,470
1,030		Sodus Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/09, FGIC	1,044,111
5,000		Suffolk Cnty. Indl. Dev. Agcy., Swr. RB, 6.00%, 2/01/08, FGIC	5,012,150
1,675	[2]	Suffolk Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. C, 5.75%, 6/01/08, AMBAC	1,690,008
		Thruway Auth.,
2,000		Hwy. Impvts. Hwy. Tolls RB, Hwy. & Brdg. Trust Fund Proj., Ser. A, 3.90%, 4/01/09, FSA	2,021,120
3,410		Hwy. Impvts. Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	3,462,991
2,000		Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 4.00%, 4/01/09, MBIA	2,023,540
2,900		Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 5.25%, 4/01/11, MBIA	3,085,194
2,265	[2]	Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. A, 5.125%, 1/01/11, MBIA	2,330,436
		Urban Dev. Corp., Correctional Facs. Impvts. Lease Approp. RB,
2,000		Ser. A, 5.50%, 1/01/09, AMBAC	2,048,700
5,140		Ser. B, 5.25%, 1/01/10, AMBAC	5,294,765

		Total Long-Term Investments (cost $164,627,156)	167,281,223

SHORT-TERM INVESTMENTS—1.0%
New York—1.0%
		City of New York,
200	[3]	Ad Valorem Ppty. Tax GO, Ser. H, 3.65%, 1/02/08, MBIA, FRDD	200,000
455	[3]	Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A-6, 3.60%, 1/02/08, FSA, FRDD	455,000
300	[3]	Dorm. Auth., Hlth., Hosp. & Nursing Home RB, Mental Hlth. Facs Impvts. Proj., 3.40%, 1/03/08, FSA, FRWD	300,000
250	[3]	Local Gov’t. Asst., Misc. Taxes RB, 3.33%, 1/02/08, FSA, FRWD	250,000
400	[3]	Met. Transp. Auth., Trans. Impvts. RB, Ser. D-1, 3.50%, 1/03/08, AMBAC, FRWD	400,000

		Total Short-Term Investments (cost $1,605,000)	1,605,000

Total Investments—98.7% (cost $166,232,1564)			$168,886,223
Other assets in excess of liabilities—1.3%			2,280,516

Net Assets—100%			$171,166,739

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

[4]

Cost for federal income tax purposes is $165,550,388. The net unrealized appreciation on a tax basis is $3,335,835, consisting of $3,335,835 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.4% of the Trust’s net assets.

ACA	3.0%
AMBAC	14.4%
CONNIE LEE	3.6%
FGIC	12.8%
FSA	8.1%
MBIA	51.6%
XLCA	2.9%

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	35

Portfolio of Investments as of December 31, 2007	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—151.4%
Multi-State—7.1%
$4,000	[1,2]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	$4,143,120

New York—136.4%
450	[3]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	371,327
		City of New York,
1,890	[4]	Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/12	2,093,893
3,110		Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/18	3,360,075
		Dorm. Auth.,
3,455	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	3,532,496
295		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	300,927
2,590	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	2,802,251
30		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/20, MBIA	31,887
1,000		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.25%, 2/01/22	1,052,020
1,800	[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.125%, 7/01/11	1,920,636
1,000		Univ. & Coll. RB, Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	1,040,590
1,170	[4]	Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	1,216,309
2,060		Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	2,106,535
1,320		East Rochester Hsg. Auth., Hlth., Hosp. & Nursing Home RB, Genesee Valley Presbyterian Proj., 5.20%, 12/20/24	1,372,879
2,450		Jefferson Cnty. Indl. Dev. Agcy., Misc. RB, Intl. Paper Co. Proj., 5.20%, 12/01/20, AMT	2,368,929
525		Liberty Dev. Corp., Recreational Fac. Impvts. RB, National Sports Museum Proj., Ser. A, 6.125%, 2/15/19	521,241
1,900		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Zero Coupon, 6/01/18, FSA	1,242,410
5,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/21, FGIC	5,326,250
		New York City Indl. Dev. Agcy.,
1,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.50%, 8/01/16, AMT	1,062,220
4,000		Recreational Fac. Impvts. Misc. RB, YMCA of Greater New York Proj., 5.25%, 8/01/21	4,091,080
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
1,895	[4]	5.00%, 5/01/09	1,964,584
3,000		Ser. B, 5.00%, 5/01/18	3,182,910
		New York, Pub. Impvts. Ad Valorem Ppty. Tax GO,
3,475	[4]	Ser. B, 5.375%, 12/01/11	3,765,718
525		Ser. B, 5.375%, 12/01/20	554,027
4,180		Niagara Cnty. Indl. Dev. Agcy., Indl. RB, Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	4,260,883
4,130		Oneida Hlth. Care Corp., Hlth., Hosp. & Nursing Home RB, Oneida Hlth. Sys., Inc. Proj., 5.30%, 2/01/21, RAA	4,213,426
3,875		Orange Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, Saint Luke’s Hosp. Proj., Ser. A, 5.375%, 12/01/21, RAA	3,964,590
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
3,885		Ser. 126, 5.00%, 11/15/18, FGIC, AMT	4,018,139
2,475		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	2,566,080

Principal Amount (000)		Description	Value

New York—(cont’d)
$4,000		Rockland Tobacco Asset Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB, 5.625%, 8/15/35	$4,036,120
3,000	[4]	TSASC, Inc. Rec. Recovery Impvts., Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	3,310,080
3,500	[4]	Urban Dev. Corp., Lease Approp. RB, 5.00%, 1/01/19	3,570,000
3,710		Westchester Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Purchase Coll. Fndtn. Hsg. Proj., Ser. A, 5.125%, 12/01/22, AMBAC	3,930,782

			79,151,294

Puerto Rico—7.9%
2,000		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	1,963,700
2,500	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	2,623,375

			4,587,075

		Total Long-Term Investments (cost $83,642,829)	87,881,489

Shares

MONEY MARKET FUND—0.5%
309,528	[5,6]	CMA New York Mun. Money Fund, 2.88% (cost $309,528)	309,528

Total Investments—151.9% (cost $83,952,3577)			$88,191,017
Other assets in excess of liabilities—2.2%			1,273,277
Auction Preferred Shares at redemption value, including dividends payable—(54.1)%			(31,421,682)

Net Assets Applicable to Common Shareholders—100%			$58,042,612

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold, in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2007, the Trust held 7.1% of its net assets, with a current market value of $4,143,120, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[3]	Illiquid security. As of December 31, 2007, the Trust held 0.6% of its net assets, with a current market value of $371,327, in these securities.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of December 31, 2007.
[7]

Cost for federal income tax purposes is $83,951,058. The net unrealized appreciation on a tax basis is $4,239,959, consisting of $4,392,452 gross unrealized appreciation and $152,493 gross unrealized depreciation.

See Notes to Financial Statements.

36	ANNUAL REPORT	DECEMBER 31, 2007

Portfolio of Investments as of December 31, 2007	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—152.1%
Multi-State—14.5%
$4,000	[1,2]	MuniMae TE Bd. Subsidiary LLC, Ser. A, 6.875%, 6/30/49	$4,156,120

Pennsylvania—111.9%
470		Allegheny Cnty. Hosp. Dev. Auth., Hlth., Hosp. & Nursing Home RB,
		West Penn Allegheny Hlth. Sys. Proj., 5.375%, 11/15/40	406,465
1,000	[3]	Allegheny Cnty. Port Auth., Trans. Impvts. RB, 6.125%, 3/01/09, MBIA	1,044,700
1,400	[3]	Bucks Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/12	1,570,268
1,000		Catasauqua Area Sch. Dist., Ad Valorem Ppty. Tax GO, 5.00%, 2/15/31, FSA	1,043,330
2,000		Chester Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Wtr. RB, Aqua, Inc. Proj., Ser. A, 5.00%, 2/01/40, FGIC, AMT	1,968,500
		City of Philadelphia,
1,150		Port, Arpt. & Marina RB, Ser. A, 5.00%, 6/15/37, FSA, AMT	1,139,466
600		Wtr. RB, Ser. B, 4.75%, 11/01/31, AMBAC	605,130
520		Wtr. Util. Impvts. RB, Ser. A, 5.00%, 7/01/27, FSA	540,082
1,500	[4]	Delaware Cnty. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Corp. Southeastern Pennsylvania Proj., 6.00%, 12/15/26	1,632,720
1,250		Delaware Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Indl. RB, Philadelphia Suburban Wtr. Proj., 6.00%, 6/01/29, FGIC, AMT	1,294,637
		Econ. Dev. Fing. Auth.,
1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	971,150
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	1,031,580
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	1,035,380
		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	1,312,975
1,030		Univ. of Pennsylvania Proj., Ser. C, 4.75%, 7/15/35	1,033,863
		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB,
1,000		Ser. 95-A, 4.90%, 10/01/37, AMT	937,530
495		Ser. 96-A, 4.70%, 10/01/37, AMT	447,054
1,300		Ser. 97A, 4.65%, 10/01/31, AMT	1,192,412
1,000		Lancaster Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Masonic Homes of Grand Lodge Proj., 5.00%, 11/01/36	967,320
1,000		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 10/01/24, FSA	1,052,390
200		Mifflin Cnty. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 7.50%, 9/01/22, XLCA	256,204
345		Monroe Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Pocono Med. Ctr. Proj., 5.125%, 1/01/37	316,562
1,250		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Acts Retirement-Life Cmntys., Inc. Proj., 5.25%, 11/15/28	1,220,650
300		Montgomery Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. RB, Aqua Pennsylvania, Inc. Proj., Ser. A, 5.25%, 7/01/42, AMT	303,501
1,000		Pennsylvania St. Univ., Univ. & Coll. Impvts. RB, 5.00%, 9/01/35	1,037,310
465		Philadelphia Hosps. & Higher Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Temple Univ. Hlth. Sys., Ser. A, 5.50%, 7/01/30	448,158
1,250		Philadelphia Pkg. Auth., Port, Arpt. & Marina Impvts. RB, 5.625%, 9/01/18, FSA	1,304,375
1,000		Philadelphia Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 8/01/15, AMBAC	1,089,250
1,550		Philadelphia Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 5.75%, 3/01/29	1,634,692
2,000	[3]	Pittsburgh Urban Redev. Auth., Wtr. Util. Impvts. Wtr. RB, 5.00%, 9/01/15, MBIA	2,197,280

Principal Amount (000)		Description	Value

Pennsylvania—(con’t)
$150		Tpke. Comm., Franchise Tax & Bus. License Fees RB, Ser. B, 5.00%, 12/01/23, AMBAC	$158,615
120		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	119,993
700		Wilkes Barre Fin. Auth., Coll. & Univ. RB, Wilkes Univ. Proj., 5.00%, 3/01/37	632,506

			31,946,048

Puerto Rico—25.7%
2,000		Comnwlth., Ad Valorem Ppty. Tax Pub. Impvts. GO, Ser. A, 5.25%, 7/01/37	1,997,020
565		Hwy. & Transp. Auth., Hwy. Toll Impvts. RB, Ser. M, 5.00%, 7/01/46	536,224
1,250		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	1,181,425
500		Pub. Bldgs. Auth., Econ. Impvts. Lease RB, Ser. N, 5.00%, 7/01/37	480,630
1,495	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	1,616,678
		Sales Tax Fing. Corp., Sales Tax RB,
6,000		Ser. A, Zero Coupon, 8/01/43, MBIA	972,420
535		Ser. A, 5.25%, 8/01/57	547,926

			7,332,323

		Total Long-Term Investments (cost $43,187,714)	43,434,491

SHORT-TERM INVESTMENTS—7.5%
Pennsylvania—2.8%
800	[5]	Pittsburgh Wtr. & Swr. Sys. Auth., Wtr. & Swr. RB, Ser. B-1, 3.33%, 1/03/08, FSA, FRWD	800,000

Shares

Money Market Fund—4.7%
1,336,984	[6,7]	CMA Pennsylvania Mun. Money Fund, 2.81%	1,336,984

		Total Short-Term Investments (cost $2,136,984)	2,136,984

Total Investments—159.6% (cost $45,324,6988)			$45,571,475
Other assets in excess of liabilities—1.7%			500,116
Auction Preferred Shares at redemption value, including dividends payable—(61.3)%			(17,511,290)

Net Assets Applicable to Common Shareholders—100%			$28,560,301

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2007, the Trust held 14.5% of its net assets, with a current market value of $4,156,120, in securities restricted as to resale.

[2]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2007.

[6]	Represents an investment in an affiliate.
[7]	Represents current yield as of December 31, 2007.
[8]

Cost for federal income tax purposes is $45,140,472. The net unrealized appreciation on a tax basis is $431,003, consisting of $1,346,543 gross unrealized appreciation and $915,540 gross unrealized depreciation.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	37

Statements of Assets and Liabilities

December 31, 2007	BlackRock Insured Municipal 2008 Term Trust (BRM)	BlackRock Insured Municipal Term Trust (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock Municipal 2020 Term Trust (BKK)	BlackRock Strategic Municipal Trust (BSD)

Assets

Investments at value, unafflitated[1]	$410,163,974	$329,512,035	$369,282,554	$473,454,602	$164,330,022
Investments at value, affiliated[2]	—	—	700,000	—	—
Investments in affiliates	177,074	128,033	51,773	36,990	35,030
Cash	71,246	51,516	749,057	588,379	127,493
Receivable from investments sold	—	500,000	5,575,556	170,000	866
Unrealized appreciation on forward starting swaps	—	—	—	—	8,928
Interest and dividends receivable	3,584,935	3,266,854	4,691,366	5,682,440	2,267,872
Other assets	49,688	39,745	45,715	57,969	20,240

	414,046,917	333,498,183	381,096,021	479,990,380	166,790,451

Liabilities

Payable for investments purchased	—	—	2,895,000	2,000,000	—
Variation margin payable	—	—	—	—	41,172
Unrealized depreciation on forward starting swaps	—	—	—	—	525,057
Dividends payable	122,807	32,005	539,057	496,908	81,076
Investment advisory fees payable	122,977	98,963	128,149	202,775	70,572
Administration fees payable	35,136	28,275	—	—	—
Deferred Trustees’ fees	177,074	128,033	51,773	36,990	35,030
Trustees fees	39,845	29,536	11,074	11,749	6,815
Other accrued expenses	315,590	197,952	185,310	179,046	109,043

	813,429	514,764	3,810,363	2,927,468	868,765

Auction Preferred Shares at Redemption Value

$0.001 per value per share, $25,000 liquidation value per share, including dividends payable[3]	—	65,036,325	137,677,095	177,690,729	62,040,087

Net Assets	$413,233,488	$267,947,094	$239,608,563	$299,372,183	$103,881,599

Composition of Net Assets
Par value[4]	$272,071	$258,856	$15,908	$20,237	$7,282
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	103,249,220
Undistributed net investment income	30,880,054	16,716,163	15,868,834	1,524,889	797,351
Accumulated net realized gain (loss)	(1,798,875)	3,277	(14,489,319)	(2,456,707)	(1,941,010)
Net unrealized appreciation	6,290,744	11,717,479	12,571,424	13,117,483	1,768,756

Net assets, December 31, 2007	$413,233,488	$267,947,094	$239,608,563	$299,372,183	$103,881,599

Net asset value[5]	$15.19	$10.35	$15.06	$14.79	$14.27

[1] Investments at cost, unaffiliated	$403,873,230	$317,794,556	$356,711,130	$460,337,119	$161,989,169
[2] Investments at cost, affiliated	$—	$—	$700,000	$—	$—
[3] Auction Preferred Shares outstanding	—	2,600	5,504	7,104	2,480
[4] Par value per share	$0.010	$0.010	$0.001	$0.001	$0.001
[5] Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	7,281,858

See Notes to Financial Statements.

38	ANNUAL REPORT	DECEMBER 31, 2007

December 31, 2007	BlackRock California Insured Municipal 2008 Term Trust (BFC)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock New York Insured Municipal 2008 Term Trust (BLN)	BlackRock New York Municipal 2018 Term Trust (BLH)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Assets

Investments at value, unafflitated[1]	$157,290,633	$144,803,868	$127,502,309	$129,187,198	$168,886,223	$87,881,489	$44,234,491
Investments at value, affiliated[2]	—	4,310,293	—	462	—	309,528	1,336,984
Investments in affiliates	59,902	14,727	47,609	7,889	71,124	13,010	20,007
Cash	44,980	255,660	94,847	247,745	80,800	228,540	31,863
Receivable from investments sold	—	—	535,000	5,000	—	—	—
Unrealized appreciation on forward starting swaps	—	—	—	—	—	—	—
Interest and dividends receivable	1,879,587	1,813,348	1,602,451	1,541,658	2,507,482	1,270,339	596,024
Other assets	19,077	18,164	18,741	15,818	20,662	10,743	5,592

	159,294,179	151,216,060	129,800,957	131,005,770	171,566,291	89,713,649	46,224,961

Liabilities

Payable for investments purchased	—	—	—	—	—	—	—
Variation margin payable	—	—	—	—	—	—	—
Unrealized depreciation on forward starting swaps	—	—	—	—	—	—	48,202
Dividends payable	23,465	156,596	13,470	28,006	97,040	147,660	4,094
Investment advisory fees payable	47,251	48,707	38,505	55,649	51,011	30,147	19,226
Administration fees payable	13,500	—	11,001	—	14,575	—	—
Deferred Trustees’ fees	59,902	14,727	47,609	7,889	71,124	13,010	20,007
Trustees fees	2,272	1,217	11,500	2,494	2,896	1,981	3,143
Other accrued expenses	156,702	101,011	138,991	109,242	162,906	56,557	58,698

	303,092	322,258	261,076	203,280	399,552	249,355	153,370

Auction Preferred Shares at Redemption Value

$0.001 per value per share, $25,000 liquidation value per share, including dividends payable[3]	—	55,556,945	—	48,906,162	—	31,421,682	17,511,290

Net Assets	$158,991,087	$95,336,857	$129,539,881	$81,896,328	$171,166,739	$58,042,612	$28,560,301

Composition of Net Assets
Par value[4]	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,022
Paid-in capital in excess of par	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,465,349
Undistributed net investment income	12,454,883	4,585,962	7,865,195	414,384	12,667,264	3,874,292	172,430
Accumulated net realized gain (loss)	(571,000)	(3,503,678)	(56,392)	(6,394)	(214,718)	(1,556,705)	(278,075)
Net unrealized appreciation	2,828,967	3,034,275	1,060,670	2,597,038	2,654,067	4,238,660	198,575

Net assets, December 31, 2007	$158,991,087	$95,336,857	$129,539,881	$81,896,328	$171,166,739	$58,042,612	$28,560,301

Net asset value[5]	$15.28	$14.82	$14.88	$14.72	$15.21	$15.98	$14.12

[1] Investments at cost, unaffiliated	$154,461,666	$141,769,593	$126,441,639	$126,590,160	$166,232,156	$83,642,829	$43,987,714
[2] Investments at cost, affiliated	$—	$4,310,293	$—	$462	$—	$309,528	$1,336,984
[3] Auction Preferred Shares outstanding	—	2,221	—	1,956	—	1,256	700
[4] Par value per share	$0.010	$0.001	$0.010	$0.001	$0.010	$0.001	$0.001
[5] Common shares outstanding	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,022,023

ANNUAL REPORT	DECEMBER 31, 2007	39

Statements of Operations

December 31, 2007	BlackRock Insured Municipal 2008 Term Trust (BRM)	BlackRock Insured Municipal Term Trust (BMT)	BlackRock Municipal 2018 Term Trust (BPK)	BlackRock Municipal 2020 Term Trust (BKK)	BlackRock Strategic Municipal Trust (BSD)
Investment Income
Interest and dividend income	$20,469,476	$15,805,043	$20,828,454	$25,834,058	$8,951,555
Dividend income from investments in affiliates	—	—	48,738	—	75,922
Income from affiliates	5,745	4,356	2,693	2,834	793

Total investment income	20,475,221	15,809,399	20,879,885	25,836,892	9,028,270

Expenses
Investment advisory	1,531,721	1,256,012	1,537,966	2,439,874	1,028,029
Administration	437,636	358,860	—	—	—
Transfer agent	18,193	20,487	13,551	13,726	14,083
Custodian	113,594	101,990	87,069	105,622	69,597
Reports to shareholders	72,812	65,423	46,258	62,037	27,021
Directors/Trustees	43,324	33,506	30,533	37,789	13,253
Registration	9,493	9,379	9,379	9,379	9,439
Independent accountants	40,108	38,293	38,108	38,835	36,494
Legal	58,730	37,664	30,086	37,956	21,360
Officers’ fees	10,129	6,472	5,893	7,380	2,585
Insurance	21,586	16,353	17,154	21,767	7,689
Auction agent	71,634	225,811	357,863	464,833	164,187
Miscellaneous	64,988	39,432	35,205	38,770	22,613

Total expenses excluding interest expense	2,493,948	2,209,682	2,209,065	3,277,968	1,416,350
Interest expense	—	—	—	674	—

Total expenses	2,493,948	2,209,682	2,209,065	3,278,642	1,416,350
Less Investment Advisory fees waived	—	—	—	—	(171,338)
Less fees reimbursed by Advisor	—	—	(679)	—	(1,119)
Less fees paid indirectly	(5,594)	(6,530)	(7,469)	(6,532)	(3,513)

Net expenses	2,488,354	2,203,152	2,200,917	3,272,110	1,240,380

Net investment income	17,986,867	13,606,247	18,678,968	22,564,782	7,787,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(268,830)	308,636	686,991	11,867	1,686,950
Futures and swaps	—	—	(69,217)	256,204	24,432

	(268,830)	308,636	617,774	268,071	1,711,382

Net change in unrealized appreciation/depreciation on:
Investments	(2,670,995)	870,349	(13,889,119)	(19,927,034)	(9,276,871)
Futures and swaps	—	—	83,060	124,565	(554,145)

	(2,670,995)	870,349	(13,806,059)	(19,802,469)	(9,831,016)

Net gain (loss)	(2,939,825)	1,178,985	(13,188,285)	(19,534,398)	(8,119,634)

Dividends and Distributions to Auction Preferred Shareholders:
Net investment income	(697,109)	(3,201,906)	(5,136,395)	(6,645,261)	(2,313,246)
Net realized gains	—	(58,959)	—	—	—

	(697,109)	(3,260,865)	(5,136,395)	(6,645,261)	(2,313,246)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$14,349,933	$11,524,367	$354,288	$(3,614,877)	$(2,644,990)

See Notes to Financial Statements.

40	ANNUAL REPORT	DECEMBER 31, 2007

December 31, 2007	BlackRock California Insured Municipal 2008 Term Trust (BFC)	BlackRock California Municipal 2018 Term Trust (BJZ)	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock New York Insured Municipal 2008 Term Trust (BLN)	BlackRock New York Municipal 2018 Term Trust (BLH)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Investment Income
Interest and dividend income	$7,767,341	$7,480,824	$5,510,633	$6,469,977	$8,724,531	$4,865,425	$2,369,744
Dividend income from investments in affiliates	—	210,293	—	462	—	9,528	34,800
Income from affiliates	1,274	475	912	403	1,790	299	339

Total investment income	7,768,615	7,691,592	5,511,545	6,470,842	8,726,321	4,875,252	2,404,883

Expenses
Investment advisory	557,157	607,378	452,003	659,883	603,570	359,121	281,664
Administration	159,188	—	129,144	—	172,451	—	—
Transfer agent	14,833	13,268	14,475	13,069	16,103	13,196	13,602
Custodian	60,454	42,112	61,057	42,159	64,844	36,053	34,234
Reports to shareholders	28,785	18,048	25,563	17,385	32,370	13,819	10,616
Directors/Trustees	18,857	11,223	15,064	9,628	20,822	6,830	5,681
Registration	9,379	9,379	9,379	9,379	9,379	9,379	490
Independent accountants	37,069	36,311	36,690	36,150	37,213	35,861	26,532
Legal	29,565	15,792	22,760	15,704	29,580	8,026	7,913
Officers’ fees	3,884	2,320	3,161	1,984	4,210	1,405	700
Insurance	7,104	6,747	5,720	5,868	7,663	3,990	2,099
Auction agent	—	145,968	—	130,485	—	85,594	52,811
Miscellaneous	37,097	25,728	48,178	24,894	42,399	23,782	18,924

Total expenses excluding interest expense	963,372	934,274	823,194	966,588	1,040,604	597,056	455,266
Interest expense	—	—	—	—	—	—	—

Total expenses	963,372	934,274	823,194	966,588	1,040,604	597,056	455,266
Less Investment Advisory fees waived	—	—	—	—	—	—	(46,943)
Less fees reimbursed by Advisor	—	(27,458)	—	(2)	—	(1,225)	(5,531)
Less fees paid indirectly	(4,433)	(5,822)	(4,821)	(5,779)	(7,758)	(3,773)	(4,744)

Net expenses	958,939	900,994	818,373	960,807	1,032,846	592,058	398,048

Net investment income	6,809,676	6,790,598	4,693,172	5,510,035	7,693,475	4,283,194	2,006,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	130,582	95,064	159,045	1,372,915	(36)	—	508,335
Futures and swaps	—	(27,686)	—	172,757	—	(31,335)	(22,638)

	130,582	67,378	159,045	1,545,672	(36)	(31,335)	485,697

Net change in unrealized appreciation/depreciation on:
Investments	(1,293,687)	(3,029,286)	(338,217)	(4,046,910)	(1,751,951)	(1,650,581)	(1,967,952)
Futures and swaps	—	82,929	—	25,538	—	46,879	(23,511)

	(1,293,687)	(2,946,357)	(338,217)	(4,021,372)	(1,751,951)	(1,603,702)	(1,991,463)

Net gain (loss)	(1,163,105)	(2,878,979)	(179,172)	(2,475,700)	(1,751,987)	(1,635,037)	(1,505,766)

Dividends and Distributions to Auction Preferred Shareholders:
Net investment income	—	(1,884,712)	—	(1,722,437)	—	(1,006,652)	(618,041)
Net realized gains	—	—	—	(104,875)	—	—	—

	—	(1,884,712)	—	(1,827,312)	—	(1,006,652)	(618,041)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$5,646,571	$2,026,907	$4,514,000	$1,207,023	$5,941,488	$1,641,505	$(116,972)

ANNUAL REPORT	DECEMBER 31, 2007	41

Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006

	BlackRock Insured Municipal 2008 Term Trust (BRM)		BlackRock Insured Municipal Term Trust (BMT)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006
Operations:
Net investment income	$17,986,867	$23,996,732	$13,606,247	$15,783,394
Net realized gain (loss)	(268,830)	(891,629)	308,636	63,327
Net change in unrealized appreciation/depreciation	(2,670,995)	(7,380,268)	870,349	(4,496,464)
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	(697,109)	(6,504,282)	(3,201,906)	(5,450,944)
Net realized gains	—	(70,381)	(58,959)	(26,320)

Net increase in net assets resulting from operations	14,349,933	9,150,172	11,524,367	5,872,993

Dividends and Distributions to Common Shareholders from:

Net investment income	(20,747,886)	(21,629,643)	(9,448,365)	(11,713,359)
Net realized gains	—	(294,925)	(237,423)	(65,750)

Total dividends and distributions	(20,747,886)	(21,924,568)	(9,685,788)	(11,779,109)

Capital Share Transactions:

Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(6,397,953)	(12,774,396)	1,838,579	(5,906,116)

Net Assets

Beginning of year	419,631,441	432,405,837	266,108,515	272,014,631

End of year	$413,233,488	$419,631,441	$267,947,094	$266,108,515

End of year undistributed net investment income	$30,880,054	$34,353,330	$16,716,163	$15,760,187

	BlackRock California Municipal 2018 Term Trust (BJZ)		BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006
Operations:
Net investment income	$6,790,598	$6,544,576	$4,693,172	$6,263,822
Net realized gain (loss)	67,378	(114,970)	159,045	(221,614)
Net change in unrealized appreciation/depreciation	(2,946,357)	330,478	(338,217)	(1,678,294)
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	(1,884,712)	(1,690,527)	—	(1,853,768)
Net realized gains	—	—	—	(5,257)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	2,026,907	5,069,557	4,514,000	2,504,889

Dividends and Distributions to Common Shareholders from:

Dividends from net investment income	(4,854,845)	(4,728,276)	(4,084,261)	(4,353,542)
Net realized gains	—	—	—	(14,720)

Total dividends and distributions	(4,854,845)	(4,728,276)	(4,084,261)	(4,368,262)

Capital Share Transactions:

Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(2,827,938)	341,281	429,739	(1,863,373)

Net Assets Applicable to Common Shareholders

Beginning of year	98,164,795	97,823,514	129,110,142	130,973,515

End of year	$95,336,857	$98,164,795	$129,539,881	$129,110,142

End of year undistributed net investment income	$4,585,962	$4,534,926	$7,865,195	$7,259,061

See Notes to Financial Statements.

42	ANNUAL REPORT	DECEMBER 31, 2007

Increase (Decrease) in Net Assets Applicable to Common Shareholders	BlackRock Municipal 2018 Term Trust (BPK)		BlackRock Municipal 2020 Term Trust (BKK)		BlackRock Strategic Municipal Trust (BSD)		BlackRock California Insured Municipal 2008 Term Trust (BFC)

	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$18,678,968	$18,273,742	$22,564,782	$22,162,386	$7,787,890	$7,815,683	$6,809,676	$9,068,472
Net realized gain (loss)	617,774	(145,960)	268,071	(40,024)	1,711,382	229,811	130,582	(731,806)
Net change in unrealized appreciation/depreciation	(13,806,059)	5,113,999	(19,802,469)	9,861,317	(9,831,016)	1,732,119	(1,293,687)	(2,407,786)
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	(5,136,395)	(4,602,574)	(6,645,261)	(5,910,556)	(2,313,246)	(2,073,507)	—	(2,619,751)
Net realized gains	—	—	—	—	—	—	—	—

Net increase in net assets resulting from operations	354,288	18,639,207	(3,614,877)	26,073,123	(2,644,990)	7,704,106	5,646,571	3,309,129

Dividends and Distributions to Common Shareholders from:

Net investment income	(14,862,712)	(14,412,673)	(16,144,296)	(16,088,120)	(7,402,121)	(7,982,317)	(7,022,201)	(8,039,481)
Net realized gains	—	—	—	—	—	—	—	—

Total dividends and distributions	(14,862,712)	(14,412,673)	(16,144,296)	(16,088,120)	(7,402,121)	(7,982,317)	(7,022,201)	(8,039,481)

Capital Share Transactions:

Reinvestment of common dividends	—	—	—	—	231,559	291,502	—	—

Total increase (decrease)	(14,508,424)	4,226,534	(19,759,173)	9,985,003	(9,815,552)	13,291	(1,375,630)	(4,730,352)

Net Assets

Beginning of year	254,116,987	249,890,453	319,131,356	309,146,353	113,697,151	113,683,860	160,366,717	165,097,069

End of year	$239,608,563	$254,116,987	$299,372,183	$319,131,356	$103,881,599	$113,697,151	$158,991,087	$160,366,717

End of year undistributed net investment income	$15,868,834	$17,188,985	$1,524,889	$1,749,671	$797,351	$2,733,361	$12,454,883	$12,690,032

	BlackRock Florida Municipal 2020 Term Trust (BFO)		BlackRock New York Insured Municipal 2008 Term Trust (BLN)		BlackRock New York Municipal 2018 Term Trust (BLH)		BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$5,510,035	$5,443,714	$7,693,475	$9,595,126	$4,283,194	$4,028,909	$2,006,835	$2,055,573
Net realized gain (loss)	1,545,672	(166,879)	(36)	(214,828)	(31,335)	(76,942)	485,697	120,163
Net change in unrealized appreciation/depreciation	(4,021,372)	1,470,465	(1,751,951)	(3,524,930)	(1,603,702)	434,976	(1,991,463)	(320,738)
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	(1,722,437)	(1,635,635)	—	(2,294,992)	(1,006,652)	(929,029)	(618,041)	(565,582)
Net realized gains	(104,875)	—	—	(5,528)	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	1,207,023	5,111,665	5,941,488	3,554,848	1,641,505	3,457,914	(116,972)	1,289,416

Dividends and Distributions to Common Shareholders from:

Dividends from net investment income	(3,404,022)	(3,686,996)	(8,327,972)	(7,111,107)	(2,911,923)	(2,670,276)	(1,669,162)	(1,828,436)
Net realized gains	(206,833)	—	—	(22,064)	—	—	—	—

Total dividends and distributions	(3,610,855)	(3,686,996)	(8,327,972)	(7,133,171)	(2,911,923)	(2,670,276)	(1,669,162)	(1,828,436)

Capital Share Transactions:

Reinvestment of common dividends	—	—	—	—	—	—	40,768	44,141

Total increase (decrease)	(2,403,832)	1,424,669	(2,386,484)	(3,578,323)	(1,270,418)	787,638	(1,745,366)	(494,879)

Net Assets Applicable to Common Shareholders

Beginning of year	84,300,160	82,875,491	173,553,223	177,131,546	59,313,030	58,525,392	30,305,667	30,800,546

End of year	$81,896,328	$84,300,160	$171,166,739	$173,553,223	$58,042,612	$59,313,030	$28,560,301	$30,305,667

End of year undistributed net investment income	$414,384	$50,521	$12,667,264	$13,301,763	$3,874,292	$3,509,674	$172,430	$471,511

ANNUAL REPORT	DECEMBER 31, 2007	43

Financial Highlights	BlackRock Insured Municipal 2008 Term Trust (BRM)

	Year Ended December 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$15.42	$15.89	$16.75	$17.38	$17.62

Investment operations:
Net investment income	0.66	0.88	0.91	0.97	1.07
Net realized and unrealized loss	(0.10)	(0.30)	(0.75)	(0.55)	(0.07)
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	(0.03)	(0.24)	(0.22)	(0.10)	(0.08)
Net realized gains	—	— [1]	—	(0.01)	(0.01)

Net increase (decrease) from investment operations	0.53	0.34	(0.06)	0.31	0.91

Dividends and distributions to common shareholders from:
Net investment income	(0.76)	(0.80)	(0.80)	(0.88)	(1.02)
Net realized gains	—	(0.01)	—	(0.06)	(0.13)

Total dividends and distributions	(0.76)	(0.81)	(0.80)	(0.94)	(1.15)

Net asset value, end of year	$15.19	$15.42	$15.89	$16.75	$17.38

Market price, end of year	$15.03	$15.53	$15.30	$16.31	$17.27

Total Investment Returns[2]
At net asset value	3.56%	2.21%	(0.30)%	1.95%	5.39%

At market price	1.74%	6.91%	(1.41)%	(0.09)%	11.29%

Ratios to Average Net Assets of Common Shareholders[3]
Expenses after fees waived and paid indirectly	0.60%	0.91%	1.03%	0.99%	0.98%
Expenses after fees waived and before fees paid indirectly	0.60%	0.92%	1.03%	1.00%	0.98%
Expenses before fees waived and paid indirectly	0.60%	0.92%	1.03%	1.00%	0.98%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	4.33%	5.66%	5.58%	5.66%	6.03%
Auction Preferred Share dividends	0.17%	1.53%	1.33%	0.57%	0.47%
Net investment income available to common shareholders	4.16%	4.13%	4.25%	5.09%	5.56%

Supplemental Data
Portfolio turnover	—	—	3%	4%	18%
Net assets of common shareholders, end of year (000)	$413,233	$419,631	$432,406	$455,660	$472,785
Auction Preferred Shares value outstanding, end of year (000)	$—	$81,000	$271,000	$271,000	$271,000
Asset coverage per Auction Preferred Share, end of year	$—	$154,534	$64,902	$67,041	$68,622

1	Amounted to less than $0.01 per common share outstanding.
2

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

3	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

44	ANNUAL REPORT	DECEMBER 31, 2007

Financial Highlights	BlackRock Insured Municipal Term Trust (BMT)

	Year Ended December 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$10.28	$10.51	$11.05	$11.40	$11.29

Investment operations:
Net investment income	0.53	0.61	0.59	0.67	0.73
Net realized and unrealized gain (loss)	0.04	(0.18)	(0.38)	(0.34)	0.10
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	(0.12)	(0.21)	(0.15)	(0.07)	(0.06)
Net realized gains	— [1]	— [1]	— [1]	— [1]	— [1]

Net increase from investment operations	0.45	0.22	0.06	0.26	0.77

Dividends and distributions to common shareholders from:
Net investment income	(0.37)	(0.45)	(0.58)	(0.58)	(0.64)
Net realized gains	(0.01)	—[1]	(0.02)	(0.03)	(0.02)

Total dividends and distributions	(0.38)	(0.45)	(0.60)	(0.61)	(0.66)

Net asset value, end of year	$10.35	$10.28	$10.51	$11.05	$11.40

Market price, end of year	$9.85	$9.77	$10.36	$11.30	$11.06

Total Investment Returns[2]
At net asset value	4.57%	2.26%	0.37%	2.39%	7.15%

At market price	4.71%	(1.40)%	(3.26)%	7.92%	7.28%

Ratios to Average Net Assets of Common Shareholders[3]
Expenses after fees waived and paid indirectly	0.83%	1.05%	1.04%	1.02%	1.02%
Expenses after fees waived and before fees paid indirectly	0.83%	1.06%	1.05%	1.02%	1.02%
Expenses before fees waived and paid indirectly	0.83%	1.06%	1.05%	1.02%	1.02%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	5.13%	5.91%	5.48%	6.04%	6.36%
Auction Preferred Share dividends	1.21%	2.04%	1.35%	0.66%	0.50%
Net investment income available to common shareholders	3.92%	3.87%	4.13%	5.38%	5.86%

Supplemental Data
Portfolio turnover	—	1%	—	1%	11%
Net assets of common shareholders, end of year (000)	$267,947	$266,109	$272,015	$286,129	$295,028
Auction Preferred Shares value outstanding, end of year (000)	$65,000	$170,400	$170,400	$170,400	$170,400
Asset coverage per Auction Preferred Share, end of year	$128,071	$64,062	$64,924	$66,987	$68,288

1	Amounted to less than $0.01 per common share outstanding.
2

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

3	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	45

Financial Highlights	BlackRock Municipal 2018 Term Trust (BPK)

	Year Ended December 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$15.97	$15.71	$15.81	$15.53	$14.66

Investment operations:
Net investment income	1.17	1.15	1.19	1.21	1.21
Net realized and unrealized gain (loss)	(0.83)	0.31	(0.25)	(0.05)	0.52
Dividends to Auction Preferred Shareholders from net investment income	(0.32)	(0.29)	(0.20)	(0.10)	(0.08)

Net increase from investment operations	0.02	1.17	0.74	1.06	1.65

Dividends to common shareholders from:
Net investment income	(0.93)	(0.91)	(0.84)	(0.78)	(0.78)
Net realized gains	—	—	—	—	—

Total dividends and distributions	(0.93)	(0.91)	(0.84)	(0.78)	(0.78)

Net asset value, end of year	$15.06	$15.97	$15.71	$15.81	$15.53

Market price, end of year	$15.22	$17.01	$15.71	$15.16	$14.36

Total Investment Returns[1]
At net asset value	(0.10)%	7.46%	4.86%	7.30%	11.87%

At market price	(5.21)%	14.46%	9.35%	11.27%	12.92%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	0.89%	0.90%	0.91%	0.91%	0.93%
Expenses after fees waived and before fees paid indirectly	0.89%	0.91%	0.91%	0.91%	0.94%
Expenses before fees waived and paid indirectly	0.89%	0.91%	0.91%	0.91%	0.94%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	7.57%	7.27%	7.53%	7.83%	8.21%
Auction Preferred Share dividends	2.08%	1.83%	1.27%	0.64%	0.57%
Net investment income available to common shareholders	5.49%	5.44%	6.26%	7.19%	7.64%

Supplemental Data
Portfolio turnover	7%	7%	15%	31%	15%
Net assets of common shareholders, end of year (000)	$239,609	$254,117	$249,890	$251,560	$247,032
Auction Preferred Shares value outstanding, end of year (000)	$137,600	$137,600	$137,600	$137,600	$137,600
Asset coverage per Auction Preferred Share, end of year	$68,548	$71,179	$70,407	$70,736	$69,887

1

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

2	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

46	ANNUAL REPORT	DECEMBER 31, 2007

Financial Highlights	BlackRock Municipal 2020 Term Trust (BKK)

					For the period
					September 30, 2003[1]
	Year Ended December 31,				through
	2007	2006	2005	2004	December 31, 2003

Per Common Share Operating Performance
Net asset value, beginning of period	$15.77	$15.28	$14.85	$14.51	$14.33 [2]

Investment operations:
Net investment income	1.12	1.10	1.11	1.10	0.15
Net realized and unrealized gain (loss)	(0.97)	0.48	0.39	0.28	0.25
Dividends to Auction Preferred Shareholders from net investment income	(0.33)	(0.29)	(0.20)	(0.10)	(0.01)

Net increase (decrease) from investment operations	(0.18)	1.29	1.30	1.28	0.39

Dividends to common shareholders from
Net investment income	(0.80)	(0.80)	(0.87)	(0.94)	(0.16)
Net realized gains	—	—	—	—	—

Total dividends and distributions	(0.80)	(0.80)	(0.87)	(0.94)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Auction Preferred Shares	—	—	—	—	(0.02)

Total capital charges	—	—	—	—	(0.05)

Net asset value, end of period	$14.79	$15.77	$15.28	$14.85	$14.51

Market price, end of period	$13.60	$15.77	$14.00	$15.02	$15.00

Total Investment Returns[3]
At net asset value	(1.16)%	8.72%	8.98%	8.98%	2.36%

At market price	(9.11)%	18.66%	(1.28)%	6.63%	1.05%

Ratios to Average Net Assets of Common Shareholders[4]
Expenses after fees waived and paid indirectly	1.05%	1.07%	1.08%	1.09%	0.85%[5]
Expenses after fees waived and before fees paid indirectly	1.06%	1.07%	1.09%	1.09%	0.87%[5]
Expenses before fees waived and paid indirectly	1.06%	1.07%	1.09%	1.09%	0.87%[5]
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	7.27%	7.09%	7.27%	7.67%	4.25%[5]
Auction Preferred Share dividends	2.14%	1.89%	1.34%	0.72%	0.30%[5]
Net investment income available to common shareholders	5.13%	5.20%	5.93%	6.95%	3.95%[5]

Supplemental Data
Portfolio turnover	4%	12%	14%	51%	17%
Net assets of common shareholders, end of period (000)	$299,372	$319,131	$309,146	$300,518	$293,598
Auction Preferred Shares outstanding, end of period (000)	$177,600	$177,600	$177,600	$177,600	$177,600
Asset coverage per Auction Preferred Share, end of period	$67,154	$69,937	$68,527	$67,307	$66,332

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.
5	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	47

Financial Highlights	BlackRock Strategic Municipal Trust (BSD)

	Year Ended December 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$15.64	$15.68	$15.70	$15.91	$15.01

Investment operations:
Net investment income	1.07	1.07	1.14	1.26	1.23
Net realized and unrealized gain (loss)	(1.10)	0.28	0.07	(0.41)	0.68
Dividends to Auction Preferred Shareholders from net investment income	(0.32)	(0.29)	(0.20)	(0.10)	(0.08)

Net increase (decrease) from investment operations	(0.35)	1.06	1.01	0.75	1.83

Dividends to common shareholders from:
Net investment income	(1.02)	(1.10)	(1.03)	(0.96)	(0.93)
Net realized gains	—	—	—	—	—

Total dividends and distributions	(1.02)	(1.10)	(1.03)	(0.96)	(0.93)

Net asset value, end of year	$14.27	$15.64	$15.68	$15.70	$15.91

Market price, end of year	$13.96	$18.69	$17.14	$14.52	$14.69

Total Investment Returns[1]

At net asset value	(2.82)%	6.38%	6.67%	5.41%	13.10%

At market price	(20.44)%	16.29%	26.08%	5.59%	13.75%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.13%	1.04%	0.97%	0.89%	0.91%
Expenses after fees waived and before fees paid indirectly	1.14%	1.07%	0.98%	0.90%	0.91%
Expenses before fees waived and paid indirectly	1.30%	1.31%	1.29%	1.28%	1.30%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	7.12%	6.89%	7.23%	8.04%	8.09%
Auction Preferred Share dividends	2.12%	1.83%	1.26%	0.62%	0.54%
Net investment income available to common shareholders	5.00%	5.06%	5.97%	7.42%	7.55%

Supplemental Data
Portfolio turnover	21%	71%	96%	23%	8%
Net assets of common shareholders, end of year (000)	$103,882	$113,697	$113,684	$113,686	$115,246
Auction Preferred Shares outstanding, end of year (000)	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per Auction Preferred Share, end of year	$66,904	$78,856	$70,847	$70,844	$71,476

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

48	ANNUAL REPORT	DECEMBER 31, 2007

Financial Highlights	BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Year Ended December 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.41	$15.86	$16.76	$17.19	$17.34

Investment operations:
Net investment income	0.65	0.87	0.90	0.91	0.96
Net realized and unrealized gain (loss)	(0.11)	(0.30)	(0.82)	(0.44)	0.06
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	—	(0.25)	(0.20)	(0.10)	(0.07)
Net realized gain	—	—	—[1]	—	(0.01)

Net increase (decrease) from investment operations	0.54	0.32	(0.12)	0.37	0.94

Dividends and distributions to common shareholders from:
Net investment income	(0.67)	(0.77)	(0.77)	(0.77)	(1.00)
Net realized gain	—	—	(0.01)	(0.03)	(0.09)

Total dividends and distributions	(0.67)	(0.77)	(0.78)	(0.80)	(1.09)

Net asset value, end of year	$15.28	$15.41	$15.86	$16.76	$17.19

Market price, end of year	$15.09	$15.34	$15.31	$16.25	$17.09

Total Investment Returns[2]
At net asset value	3.65%	2.15%	(0.59)%	2.33%	5.76%

At market price	2.83%	5.34%	(1.08)%	(0.20)%	10.90%

Ratios to Average Net Assets of Common Shareholders[3]
Expenses after fees waived and paid indirectly	0.60%	0.99%	1.07%	1.05%	1.04%
Expenses after fees waived and before fees paid indirectly	0.61%	1.07%	1.08%	1.05%	1.04%
Expenses before fees waived and paid indirectly	0.61%	1.07%	1.08%	1.05%	1.04%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	4.28%	5.60%	5.55%	5.37%	5.51%
Auction Preferred Share dividends	—	1.62%	1.23%	0.58%	0.38%
Net investment income available to common shareholders	4.28%	3.98%	4.32%	4.79%	5.13%

Supplemental Data
Portfolio turnover	—	—	—	—	15%
Net assets of common shareholders, end of year (000)	$158,991	$160,367	$165,097	$174,408	$178,854
Auction Preferred Shares outstanding, end of year (000)	$—	$—	$104,550	$104,550	$104,550
Asset coverage per Auction Preferred Share, end of year	$—	$—	$64,497	$66,714	$67,776

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	49

Financial Highlights	BlackRock California Municipal 2018 Term Trust (BJZ)

	Year Ended December 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$15.26	$15.21	$15.17	$14.77	$14.59

Investment operations:
Net investment income	1.04	1.02	0.97	1.00	1.04
Net realized and unrealized gain (loss)	(0.44)	0.03	(0.01)	0.21	(0.06)
Dividends to Auction Preferred Shareholders from net investment income	(0.29)	(0.26)	(0.18)	(0.08)	(0.07)

Net increase from investment operations	0.31	0.79	0.78	1.13	0.91

Dividends to common shareholders from
Net investment income	(0.75)	(0.74)	(0.74)	(0.73)	(0.73)
Net realized gain	—	—	—	—	—

Total dividends and distributions	(0.75)	(0.74)	(0.74)	(0.73)	(0.73)

Net asset value, end of year	$14.82	$15.26	$15.21	$15.17	$14.77

Market price, end of year	$15.40	$15.94	$15.19	$13.89	$13.42

Total Investment Returns[1]
At net asset value	1.95%	5.19%	5.30%	8.20%	6.83%

At market price	1.42%	10.03%	14.85%	9.04%	5.67%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	0.94%	0.97%	0.99%	1.01%	1.03%
Expenses after fees waived and before fees paid indirectly	0.94%	0.99%	1.01%	1.02%	1.03%
Expenses before fees waived and paid indirectly	0.97%	0.99%	1.01%	1.02%	1.03%
Net investment income after fees waived and paid indirectly before Auction Preferred Share dividends	7.05%	6.69%	6.39%	6.77%	7.29%
Auction Preferred Share dividends	1.96%	1.73%	1.17%	0.56%	0.51%
Net investment income available to common shareholders	5.09%	4.96%	5.22%	6.21%	6.78%

Supplemental Data
Portfolio turnover	7%	—	9%	9%	9%
Net assets of common shareholders, end of year (000)	$95,336	$98,165	$97,824	$97,590	$95,047
Auction Preferred Shares outstanding, end of year (000)	$55,525	$55,525	$55,525	$55,525	$55,528
Asset coverage per Auction Preferred Share, end of year	$67,935	$69,214	$69,056	$68,945	$67,796

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

50	ANNUAL REPORT	DECEMBER 31, 2007

Financial Highlights	BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Year Ended December 31,

	2007	2006	2005	2004	2003

Per Common Share Operating Performance
Net asset value, beginning of year	$14.83	$15.04	$15.91	$16.43	$16.41

Investment operations:
Net investment income	0.54	0.72	0.78	0.81	0.88
Net realized and unrealized gain (loss)	(0.02)	(0.22)	(0.67)	(0.41)	0.13
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	—	(0.21)	(0.22)	(0.09)	(0.06)
Net realized gain	—	— [1]	— [1]	(0.01)	(0.02)

Net increase (decrease) from investment operations	0.52	0.29	(0.11)	0.30	0.93

Dividends and distributions to common shareholders from:
Net investment income	(0.47)	(0.50)	(0.75)	(0.75)	(0.81)
Net realized gain	—	— [1]	(0.01)	(0.07)	(0.10)

Total dividends and distributions	(0.47)	(0.50)	(0.76)	(0.82)	(0.91)

Net asset value, end of year	$14.88	$14.83	$15.04	$15.91	$16.43

Market price, end of year	$14.69	$14.42	$15.11	$15.85	$16.19

Total Investment Returns[2]
At net asset value	3.60%	2.07%	(0.74)%	1.93%	5.91%

At market price	5.19%	(1.21)%	0.10%	3.05%	7.64%

Ratios to Average Net Assets of Common Shareholders[3]
Expenses after fees waived and paid indirectly	0.63%	0.96%	1.09%	1.07%	1.05%
Expenses after fees waived and before fees paid indirectly	0.64%	1.03%	1.10%	1.07%	1.05%
Expenses before fees waived and paid indirectly	0.64%	1.03%	1.10%	1.07%	1.05%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	3.63%	4.85%	5.08%	5.03%	5.34%
Auction Preferred Share dividends	—	1.43%	1.42%	0.56%	0.39%
Net investment income available to common shareholders	3.63%	3.42%	3.66%	4.47%	4.95%

Supplemental Data
Portfolio turnover	2%	—	—	—	6%
Net assets of common shareholders, end of year (000)	$129,540	$129,110	$130,974	$138,542	$143,082
Auction Preferred Shares outstanding, end of year (000)	$—	$—	$84,150	$84,150	$84,169
Asset coverage per Auction Preferred Share, end of year	$—	$—	$63,912	$66,159	$67,514

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	51

Financial Highlights	BlackRock Florida Municipal 2020 Term Trust (BFO)

					For the period September 30, 2003[1] through December 31, 2003
	Year Ended December 31,

	2007	2006	2005	2004

Per Common Share Operating Performance
Net asset value, beginning of period	$15.16	$14.90	$14.63	$14.50	$ 14.33 [2]

Investment operations:
Net investment income	0.99	0.98	0.98	0.99	0.12
Net realized and unrealized gain (loss)	(0.45)	0.23	0.31	0.14	0.26
Dividends to Auction Preferred Shareholders from:
Net investment income	(0.31)	(0.29)	(0.20)	(0.10)	(0.01)
Net realized gains	(0.02)	—	(0.01)	—	—

Net increase from investment operations	0.21	0.92	1.08	1.03	0.37

Dividends to common shareholders from:
Net investment income	(0.61)	(0.66)	(0.75)	(0.90)	(0.15)
Net realized gains	(0.04)	—	(0.06)	—	—

Total dividends and distributions	(0.65)	(0.66)	(0.81)	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Auction Preferred Shares	—	—	—	—	(0.02)

Total capital charges	—	—	—	—	(0.05)

Net asset value, end of period	$14.72	$15.16	$14.90	$14.63	$ 14.50

Market price, end of period	$12.93	$13.85	$13.35	$15.08	$ 15.39

Total Investment Returns[3]
At net asset value	1.86%	6.73%	7.71%	7.19%	2.21%

At market price	(2.06)%	8.83%	(6.76)%	4.10%	3.60%

Ratios to Average Net Assets of Common Shareholders[4]
Expenses after fees waived and paid indirectly	1.16%	1.18%	1.24%	1.21%	1.02%[5]
Expenses after fees waived and before fees paid indirectly	1.16%	1.20%	1.26%	1.21%	1.02%[5]
Expenses before fees waived and paid indirectly	1.16%	1.20%	1.26%	1.25%	1.05%[5]
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	6.63%	6.54%	6.57%	6.93%	3.45%[5]
Auction Preferred Share dividends	2.07%	1.96%	1.32%	0.68%	0.30%[5]
Net investment income available to common shareholders	4.56%	4.58%	5.25%	6.25%	3.15%[5]

Supplemental Data
Portfolio turnover	17%	—	—	9%	—
Net assets of common shareholders, end of period (000)	$81,896	$84,300	$82,875	$81,391	$ 80,655
Auction Preferred Shares outstanding, end of period (000)	$48,900	$48,900	$48,900	$48,900	$ 48,900
Asset coverage per Auction Preferred Share, end of period	$66,872	$68,114	$67,379	$66,617	$ 66,237

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

52	ANNUAL REPORT	DECEMBER 31, 2007

Financial Highlights	BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Year Ended December 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.42	$15.73	$16.56	$17.13	$17.09

Investment operations:
Net investment income	0.68	0.85	0.90	0.93	1.01
Net realized and unrealized loss	(0.15)	(0.33)	(0.77)	(0.53)	(0.05)
Dividends and distributions to Auction Preferred Shareholders from:
Net investment income	—	(0.20)	(0.20)	(0.10)	(0.08)
Net realized gain	—	— [1]	— [1]	(0.01)	(0.01)

Net increase (decrease) from investment operations	0.53	0.32	(0.07)	0.29	0.87

Dividends and distributions to common shareholders from:
Net investment income	(0.74)	(0.63)	(0.75)	(0.81)	(0.79)
Net realized gain	—	— [1]	(0.01)	(0.05)	(0.04)

Total dividends and distributions	(0.74)	(0.63)	(0.76)	(0.86)	(0.83)

Net asset value, end of year	$15.21	$15.42	$15.73	$16.56	$17.13

Market price, end of year	$15.05	$14.90	$15.30	$16.09	$16.96

Total Investment Returns[2]
At net asset value	3.57%	2.23%	(0.34)%	1.93%	5.33%

At market price	6.06%	1.55%	(0.23)%	0.03%	9.88%

Ratios to Average Net Assets of Common Shareholders[3]
Expenses after fees waived and paid indirectly	0.60%	0.91%	1.05%	1.03%	1.03%
Expenses after fees waived and before fees paid indirectly	0.60%	0.97%	1.06%	1.03%	1.03%
Expenses before fees waived and paid indirectly	0.60%	0.97%	1.06%	1.03%	1.03%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	4.46%	5.51%	5.62%	5.51%	5.85%
Auction Preferred Share dividends	—	1.32%	1.25%	0.58%	0.48%
Net investment income available to common shareholders	4.46%	4.19%	4.37%	4.93%	5.37%

Supplemental Data
Portfolio turnover	1%	4%	7%	—	7%
Net assets of common shareholders, end of year (000)	$171,167	$173,553	$177,132	$186,424	$192,801
Auction Preferred Shares outstanding, end of year (000)	$—	$—	$109,550	$109,550	$109,550
Asset coverage per Auction Preferred Share, end of year	$—	$—	$65,433	$67,549	$69,000

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	53

Financial Highlights	BlackRock New York Municipal 2018 Term Trust (BLH)

	Year Ended December 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$16.33	$16.11	$15.77	$15.53	$15.11

Investment operations:
Net investment income	1.18	1.11	1.08	1.07	1.06
Net realized and unrealized gain (loss)	(0.45)	0.11	0.17	—	0.18
Dividends to Auction Preferred Shareholders from net investment income	(0.28)	(0.26)	(0.17)	(0.09)	(0.08)

Net increase from investment operations	0.45	0.96	1.08	0.98	1.16

Dividends to common shareholders from:
Net investment income	(0.80)	(0.74)	(0.74)	(0.74)	(0.74)
Net realized gains	—	—	—	—	—

Total dividends and distributions	(0.80)	(0.74)	(0.74)	(0.74)	(0.74)

Net asset value, end of year	$15.98	$16.33	$16.11	$15.77	$15.53

Market price, end of year	$16.18	$15.62	$15.15	$14.82	$14.70

Total Investment Returns[1]
At net asset value	2.89%	6.26%	7.21%	6.71%	8.19%

At market price	8.92%	8.08%	7.28%	5.94%	14.94%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.01%	1.04%	1.06%	1.11%	1.12%
Expenses after fees waived and before fees paid indirectly	1.02%	1.07%	1.08%	1.12%	1.14%
Expenses before fees waived and paid indirectly	1.02%	1.07%	1.08%	1.12%	1.14%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	7.34%	6.84%	6.73%	6.91%	7.03%
Auction Preferred Share dividends	1.72%	1.58%	1.06%	0.57%	0.53%
Net investment income available to common shareholders	5.62%	5.26%	5.67%	6.34%	6.50%

Supplemental Data
Portfolio turnover	6%	6%	12%	—	11%
Net assets of common shareholders, end of year (000)	$58,043	$59,313	$58,525	$57,303	$56,415
Auction Preferred Shares outstanding, end of year (000)	$31,400	$31,400	$31,400	$31,400	$31,400
Asset coverage per Auction Preferred Share, end of year	$71,230	$72,237	$71,603	$70,626	$69,917

[1]

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

54	ANNUAL REPORT	DECEMBER 31, 2007

Financial Highlights	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Year Ended December 31,

	2007	2006	2005	2004	2003
Per Common Share Operating Performance
Net asset value, beginning of year	$15.01	$15.27	$15.81	$16.09	$15.61

Investment operations:
Net investment income	0.99	1.02	0.97	1.07	1.12
Net realized and unrealized gain (loss)	(0.74)	(0.09)	(0.42)	(0.37)	0.30
Dividends to Auction Preferred Shareholders from net investment income	(0.31)	(0.28)	(0.19)	(0.09)	(0.07)

Net increase (decrease) from investment operations	(0.06)	0.65	0.36	0.61	1.35

Dividends to common shareholders from net investment income	(0.83)	(0.91)	(0.90)	(0.89)	(0.87)

Net asset value, end of year	$14.12	$15.01	$15.27	$15.81	$16.09

Market price, end of year	$13.55	$17.43	$15.85	$15.70	$15.12

Total Investment Returns[1]
At net asset value	(0.82)%	4.09%	2.39%	4.21%	9.33%

At market price	(18.04)%	16.45%	7.02%	10.12%	11.91%

Ratios to Average Net Assets of Common Shareholders[2]
Expenses after fees waived and paid indirectly	1.35%	1.23%	1.13%	1.03%	1.12%
Expenses after fees waived and before fees paid indirectly	1.37%	1.28%	1.21%	1.08%	1.15%
Expenses before fees waived and paid indirectly	1.55%	1.51%	1.52%	1.47%	1.54%
Net investment income after fees waived and paid indirectly and before Auction Preferred Share dividends	6.82%	6.73%	6.28%	6.74%	7.09%
Auction Preferred Share dividends	2.10%	1.85%	1.22%	0.59%	0.46%
Net investment income available to common shareholders	4.72%	4.88%	5.06%	6.15%	6.63%

Supplemental Data
Portfolio turnover	41%	7%	8%	5%	—
Net assets of common shareholders, end of year (000)	$28,560	$30,306	$30,801	$31,857	$32,435
Auction Preferred Shares outstanding, end of year (000)	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per Auction Preferred Share, end of year	$65,817	$68,305	$69,008	$70,513	$71,341

1

Total investment returns at market price, which can be significantly greater or lesser then at net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Past performance is not a guarantee of future results.

2	Ratios are calculated on the basis of income and expenses applicable to both the common and Auction Preferred Shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	DECEMBER 31, 2007	55

Notes to Financial Statements

1. Significant Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Insured Municipal 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Strategic Municipal”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Insured Municipal 2008, Insured Municipal, Municipal 2018, Municipal 2020 and Strategic Municipal are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the 1940 Act. Insured Municipal 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Strategic Municipal and Pennsylvania Strategic are herein referred to as the Strategic Trusts. The 2008 Trusts will terminate on or about December 31, 2008. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America.

The following is a summary of significant accounting policies followed by the Trusts.

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of last available bid price or prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as appropriate (“Trustees” or a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Swap quotations are provided by dealers selected under supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor shall seek to determine the price that the Trusts might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets shall be subsequently reported to the Board or a committee thereof.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trusts’ finanical statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trusts’ finanical statement disclosures, if any, is currently being assessed.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issues basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement then the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Trusts will hold liquid assets worth at least the equivalent of the amount due.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Trusts amortize all premiums and discounts on debt securities.

Financial Futures Contracts: A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the financial futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to

56	ANNUAL REPORT	DECEMBER 31, 2007

Notes to Financial Statements (continued)

reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Financial futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, financial futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling financial futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Interest Rate Swaps: The Trusts may enter into forward interest rate swaps. In a forward interest rate swap, the Trusts and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Changes in the value of the forward interest rate swap are recognized as unrealized gains and losses. When the agreement is closed, the Trusts record a realized gain or loss in an amount equal to the value of the agreement. The Trusts generally intend to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

The Trusts may utilize forward starting swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trusts’ exposure to interest rate risk.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities or swap agreements), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Trusts implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements.

Management has evaluated the application of FIN 48 to the Trusts, and has determined that the adoption of FIN 48 does not have a material impact on the Trusts’ financial statements. The Trusts file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Dividends and Distributions: Dividends to common shareholders from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in Affiliates.” This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally pro-rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

2. Investment Advisory Agreement and Other Transactions with Affiliates

Each Trust has an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts, 2020 Trusts and Strategic Trusts. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust and Insured Municipal Trust has an Administration Agreement with the Advisor.

ANNUAL REPORT	DECEMBER 31, 2007	57

Notes to Financial Statements (continued)

Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.35% for the 2008 Trusts and Insured Municipal Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts of the applicable Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

The administration fee paid to the Advisor by the 2008 Trusts and Insured Municipal Trust is computed weekly and payable monthly based on an annual rate of 0.10% of each Trust’s average weekly managed assets.

The Advisor has agreed to reimburse its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statements of Operations as “fees reimbursed by Advisor.”

The Advisor pays BFM fees for its sub-advisory services.

Pursuant to the Investment Management Agreements, the Advisor provides continuous supervision of each Trust’s investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for employee costs related to pricing and secondary market support. These expenses are generally pro-rated to the Trusts on the basis of the relative net assets of certain BlackRock Closed-End Funds. For the year ended December 31, 2007, the Trusts reimbursed the Advisor in the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount

Insured Municipal 2008	$14,934
Insured Municipal	9,468
Municipal 2018	8,012
Municipal 2020	9,223
Strategic Municipal	3,667
California Insured 2008	5,794
California 2018	3,472
Florida Insured 2008	4,627
Florida 2020	2,686
New York Insured 2008	6,219
New York 2018	1,875
Pennsylvania Strategic	1,144

Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

Investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Net Activity (000)	Dividend Income

Municipal 2018	Merrill Lynch Institutional Tax-Exempt Fund	700	$48,738
Strategic Municipal	Merrill Lynch Institutional Tax-Exempt Fund	—	75,922
California 2018	CMA California Mun. Money Fund	4,300	199,776
Florida 2020	CMA Florida Mun. Money Fund	—	462
New York 2018	CMA New York Mun. Money Fund	310	9,528
Pennsylvania Strategic	CMA Pennsylvania Mun. Money Fund	1,337	34,800

During the year ended December 31, 2007, Merrill Lynch, through its affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated, earned commissions on transactions of securities as follows:

Trust	Commission Amount

Strategic Municipal	$187

Certain officers and/or directors of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments

Purchases and sales of investment securities, other than short-term security obligations, for the year ended December 31, 2007 were as follows:

Trust	Purchases	Sales

Insured Municipal 2008	$76,830	$101,060,386
Insured Municipal	—	19,183,863
Municipal 2018	26,722,295	29,792,421
Municipal 2020	20,433,675	17,159,096
Strategic Municipal	35,468,609	36,223,938
California Insured 2008	—	16,499,550
California 2018	12,209,762	10,011,255
Florida Insured 2008	2,595,982	23,118,129
Florida 2020	30,126,509	20,938,204
New York Insured 2008	1,239,152	3,230,162
New York 2018	4,874,292	4,999,292
Pennsylvania Strategic	18,500,743	22,521,702

There were no purchases or sales of U.S. government securities for the year ended December 31, 2007.

58	ANNUAL REPORT	DECEMBER 31, 2007

Notes to Financial Statements (continued)

Details of open forward swap agreements at December 31, 2007 were as follows:

Trust	Notional Amount (000)	Fixed Rate(a)	Counter Party	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Strategic	$2,670,000	3.731%	Citibank NA	03/20/08	03/20/28	$8,928
Municipal	4,700,000	3.861	JP Morgan Chase Bank	01/31/08	01/31/23	(117,664)
	10,750,000	3.977	JP Morgan Chase Bank	01/04/08	01/04/23	(407,393)

						$(516,129)

Pennsylvania	$2,000,000	3.695%	Lehman Brothers	03/20/08	03/20/23	$(13,284)
Strategic
	1,600,000	3.659	JP Morgan Chase Bank	01/31/08	01/31/18	(34,918)

						$(48,202)

(a)	Trust pays fixed interest rate and receives 1-week BMA Municipal Swap Index floating interest rate beginning on the effective date.

BMA - Bond Market Association.

4. Income Tax information

It is each Trust’s policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends from net investment income and distributions from net capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the period the difference arise.

Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the table below summarizes the amounts reclassified per Trust during the current year between undistributed (distributions in excess of) net investment income and accumulated net realized gain (loss) as a result of permanent differences attributable to amortization methods of premiums and discounts on fixed income securities, distribution recharacterizations and other differences between financial reporting and tax accounting where classified to the following accounts. These reclassifications have no affect on net assets or net asset values per share.

Trust	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss

Insured Municipal 2008	$(15,148)	$15,148
Municipal 2018	(12)	12
Municipal 2020	(7)	7
Strategic Municipal	(8,533)	8,533
California Insured 2008	(22,624)	22,624
California 2018	(5)	5
Florida Insured 2008	(2,777)	2,777
Florida 2020	(19,713)	19,713
New York Insured 2008	(2)	2
New York 2018	(1)	1
Pennsylvania Strategic	(18,713)	18,713

The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

	Year ended December 31, 2007

Distributions Paid From:	Tax- exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal 2008	$20,898,386	$546,609	$—	$21,444,995
Insured Municipal	12,650,271	—	296,382	12,946,653
Municipal 2018	19,552,202	446,905	—	19,999,107
Municipal 2020	22,409,590	379,967	—	22,789,557
Strategic Municipal	9,648,627	66,740	—	9,715,367
California Insured 2008	7,022,201	—	—	7,022,201
California 2018	6,613,396	126,161	—	6,739,557
Florida Insured 2008	4,084,261	—	—	4,084,261
Florida 2020	5,124,598	5,472	308,097	5,438,167
New York Insured 2008	8,327,972	—	—	8,327,972
New York 2018	3,786,582	131,993	—	3,918,575
Pennsylvania Strategic	2,287,203	—	—	2,287,203

	Year ended December 31, 2006

Distributions Paid From:	Tax- exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal 2008	$28,133,908	$11,643	$353,680	$28,499,231
Insured Municipal	17,164,227	—	92,146	17,256,373
Municipal 2018	19,015,247	—	—	19,015,247
Municipal 2020	21,998,676	—	—	21,998,676
Strategic Municipal	10,055,824	—	—	10,055,824
California Insured 2008	10,659,232	—	—	10,659,232
California 2018	6,418,803	—	—	6,418,803
Florida Insured 2008	6,207,286	—	20,001	6,227,287
Florida 2020	5,322,631	—	—	5,322,631
New York Insured 2008	9,406,089	—	27,602	9,433,691
New York 2018	3,599,305	—	—	3,599,305
Pennsylvania Strategic	2,394,018	—	—	2,394,018

ANNUAL REPORT	DECEMBER 31, 2007	59

Notes to Financial Statements (continued)

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains/ (Accumulated Losses)	Unrealized Net Gains

Insured Municipal 2008	$14,956,445	$—	$(1,505,020)	$21,920,498
Insured Municipal	12,599,867	—	6,043	15,831,009
Municipal 2018	15,068,726	178,128	(14,489,319)	13,193,404
Municipal 2020	832,995	57,283	(2,456,707)	13,752,094
Strategic Municipal	554,843	19,754	(1,684,406)	1,734,906
California Insured 2008	6,027,368	89,685	(571,000)	9,166,797
California 2018	4,546,136	50,408	(3,503,678)	3,023,693
Florida Insured 2008	4,689,070	—	(56,392)	4,236,795
Florida 2020	416,233	—	—	2,588,795
New York Insured 2008	7,614,522	—	(214,718)	7,706,809
New York 2018	3,710,185	42,880	(1,548,767)	4,351,949
Pennsylvania Strategic	8,211	—	(251,109)	335,828

The difference between book-basis and tax-basis unrealized gains/losses is attributable to amortization methods of premiums and discounts on fixed income securities, the retention of tax-exempt income, the deferral of post-October capital losses for tax purposes, the tax deferral of losses on wash sales, the timing of recognition of income from partnership investments, deferred compensation to Trustees and other temporary differences.

For federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2007, the Trust’s last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires

Insured Municipal 2008	$1,251,338	2014
	253,682	2015

	$1,505,020

Municipal 2018	$6,633,095	2012
	6,967,122	2014
	889,102	2015

	$14,489,319

Municipal 2020	$345,038	2013
	524,725	2015

	$869,763

Strategic Municipal	$375,939	2012
	1,056,584	2013

	$1,432,523

California Insured 2008	$571,000	2014

California 2018	$999,612	2010
	1,444,501	2012
	588,861	2013
	470,704	2015

	$3,503,678

Florida Insured 2008	$56,392	2014

Florida 2020	$206,533	2013

New York Insured 2008	$214,684	2014
	34	2015

	$214,718

New York 2018	$193,442	2010
	431,368	2011
	590,480	2012
	333,477	2015

	$1,548,767

Pennsylvania Strategic	$123,152	2013

5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts and Insured Municipal. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Preferred Shares. At December 31, 2007, the common shares owned by affiliates of the Advisor of each Trust were as follows:

Trust	Common Shares Owned

Municipal 2020	8,028
Florida 2020	8,028

During the years ended December 31, 2007 and 2006, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	December 31, 2007	December 31, 2006

Strategic Municipal	14,017	17,235
Pennsylvania Strategic	2,582	2,809

As of December 31, 2007, each Trust had the following series of Auction Preferred Shares outstanding as listed in the table below. The Auction Preferred Shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares

Insured Municipal	M7	2,600
Municipal 2018	W7	2,752
	R7	2,752
Municipal 2020	M7	2,368
	W7	2,368
	F7	2,368
Strategic Municipal	W7	2,480
California 2018	M7	2,221
Florida 2020	F7	1,956
New York 2018	T7	1,256
Pennsylvania Strategic	W7	700

Dividends on seven-day Auction Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day Auction Preferred Shares are cumulative at a rate which resets every 28 days based on the results of an auction. If the Auction Preferred Shares are unable to be remarketed on the remarketing date as part of the auction process, the Trusts would be required to pay the maximum applicable rate on the preferred shares to holders of such shares for successive dividend periods until such time as the shares are successfully remarketed. The maximum applicable rate on preferred shares is 110% of the higher of 90% of (i) 90% of the quotient of the Taxable Equivalent of the Short-Term Municipal Bond Rate (ii) the interest equivalent of the 30-day commercial paper rate. During the year ended December 31, 2007, preferred shares of the Trusts were successfully remarketed at each remar-keting date. The dividend ranges and average on the preferred shares for each of the Trusts for the year ended December 31, 2007 were as follows:

60	ANNUAL REPORT	DECEMBER 31, 2007

Notes to Financial Statements (continued)

Trust	Series	Low	High	Average

Insured Municipal	M7	2.90%	4.30%	3.51%
Municipal 2018	W7	3.10	4.60	3.71
	R7	3.40	4.60	3.76
Municipal 2020	M7	3.35	4.60	3.77
	W7	3.22	4.75	3.75
	F7	3.37	4.60	3.74
Strategic Municipal	W7	3.18	4.72	3.74
California 2018	M7	1.90	4.15	3.38
Florida 2020	F7	3.37	4.60	3.75
New York 2018	T7	2.19	4.20	3.20
Pennsylvania Strategic	W7	2.75	4.71	3.54

A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Auction Preferred Shares would be less than 200%.

The Auction Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Auction Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

The holders of Auction Preferred Shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of Auction Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Auction Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Auction Preferred Shares (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

On June 13, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 R28 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 14, 2006 (an aggregate price of $51,500,000). On June 23, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 T28 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 26, 2006 (an aggregate price of $51,500,000). Management believes that the redemption of the R28 and T28 Auction Preferred Shares will not affect the Insured Municipal 2008 Trust’s ability to satisfy the terms of the remaining Auction Preferred Shares outstanding.

On September 21, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of 3,480 T7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 25, 2006 (an aggregate price of $87,000,000). Management believes that the redemption of the T7 Auction Preferred Shares will not affect the Insured Municipal 2008 Trust’s ability to satisfy the terms of the remaining Auction Preferred Shares outstanding.

On September 21, 2006, California Insured 2008 Trust’s Board approved the redemption of all of the 2,622 W7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 26, 2006 (an aggregate price of $65,550,000). On September 21, 2006, California Insured 2008 Trust’s Board approved the redemption of all of the 1,560 W28 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on November 9, 2006 (an aggregate price of $39,000,000).

On June 6, 2006, Florida Insured 2008 Trust’s Board approved the redemption of 1,200 R7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 7, 2006 (an aggregate price of $33,000,000).

On September 21, 2006, Florida Insured 2008 Trust’s Board approved the redemption of all of the 2,166 R7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 27, 2006 (an aggregate price of $54,150,000).

On June 9, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 1,710 F28 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 10, 2006 (an aggregate price of $42,750,000).

On September 21, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 2,672 F7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 23, 2006 (an aggregate price of $66,800,000).

On February 22, 2007 Insured Municipal 2008 Trust’s Board approved the redemption of all of the 1,180 T7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares

ANNUAL REPORT	DECEMBER 31, 2007	61

Notes to Financial Statements (concluded)

were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 4, 2007 (an aggregate price of $29,500,000). On February 22, 2007, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 R7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 9, 2007 (an aggregate price of $51,500,000).

On February 22, 2007 Insured Municipal Trust’s Board approved the redemption of 1,616 M7 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2010. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 3, 2007 (an aggregate price of $40,400,000). On February 22, 2007, Insured Municipal Trust’s Board approved the redemption of all of the 2,600 M28 Auction Preferred Shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 10, 2007 (an aggregate price of $65,000,000).

6. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

7. Subsequent Events

During the period February 13, 2008 to February 22, 2008, the Auction Preferred Shares of each Trust were not successfully remarketed. As a result, the Auction Preferred Share dividend rates were reset to the maximum applicable rate which ranged from 3.30% to 3.41% for the Trusts during the period. Unsuccessful remarketing during the auction process is not an event of default or credit but rather a liquidity event for the holders of the Auction Preferred Shares.

Each Trust paid a distribution to holders of Common Shares on February 1, 2008 to shareholders of record on January 22, 2008. The per share amounts were as follows:

Trust	Common Dividend Per Share

Insured Municipal 2008	$0.047500
Insured Municipal	0.030417
Municipal 2018	0.075500
Municipal 2020	0.062250
Strategic Municipal	0.075000
California Insured 2008	0.052500
California 2018	0.061250
Florida Insured 2008	0.020000
Florida 2020	0.051000
New York Insured 2008	0.045000
New York 2018	0.068750
Pennsylvania Strategic	0.060000

The dividends declared on Auction Preferred Shares for the period January 1, 2008 to January 31, 2008 for each of the Trusts were as follows:

Trust	Series	Dividends Declared

Insured Municipal	M7	$150,228
Municipal 2018	W7	222,059
	R7	227,590
Municipal 2020	M7	154,844
	W7	200,380
	F7	161,213
Strategic Municipal	W7	217,347
California 2018	M7	131,483
Florida 2020	F7	135,316
New York 2018	T7	70,989
Pennsylvania Strategic	W7	52,423

62	ANNUAL REPORT	DECEMBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of:
BlackRock Insured Municipal 2008 Term Trust Inc.
BlackRock Insured Municipal Term Trust Inc.
BlackRock Municipal 2018 Term Trust
BlackRock Municipal 2020 Term Trust
BlackRock Strategic Municipal Trust
BlackRock California Insured Municipal 2008 Term Trust Inc.
BlackRock California Municipal 2018 Term Trust
BlackRock Florida Insured Municipal 2008 Term Trust
BlackRock Florida Municipal 2020 Term Trust
BlackRock New York Insured Municipal 2008 Term Trust Inc.
BlackRock New York Municipal 2018 Term Trust
BlackRock Pennsylvania Strategic Municipal Trust
(Collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 22, 2008

ANNUAL REPORT	DECEMBER 31, 2007	63

The Benefits and Risks of Leveraging (unaudited)

The Trusts utilize leverage to seek to enhance the yield and net asset value of its Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Trusts issue Auction Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments, net of dividends to Auction Preferred Stock, is paid to Common Stock shareholders in the form of dividends, and the value of these Trusts holdings is reflected in the per share net asset value of the Trust’s Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a trust’s Common Stock capitalization of $100 million and the issuance of Auction Preferred Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The trust pays dividends on the $50 million of Auction Preferred Stock based on the lower short-term interest rates. At the same time, the trust’s total portfolio of $150 million earns the income based on long-term interest rates. Of course, increases in short-term interest rates would reduce (and even eliminate) the dividends on the Common Stock.

In this case, the dividends paid to Auction Preferred Stock shareholders are significantly lower than the income earned on the trust’s long-term investments and, therefore, the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the trust’s Common Stock (that is, its price as listed on the New York Stock Exchange or American Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock’s net asset value will reflect the full decline in the price of the portfolio’s investments, since the value of the Trust’s Auction Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the trust’s Common Stock may also decline.

As of December 31, 2007 the Trusts had the following leverage amounts, due to Auction Market Preferred Shares (“AMPS”), to total net assets before the deduction of AMPS of:

Trust	Leverage %

Insured Municipal	20%
Municipal 2018	36%
Municipal 2020	37%
Strategic Municipal	37%
California 2018	37%
Florida 2020	37%
New York 2018	35%
Pennsylvania Strategic	38%

As a part of its investment strategy, the Trusts may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Trusts to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent a Trust invests in inverse floaters, the market value of the Trust’s portfolio and net asset value of the Trust’s shares may also be more volatile than if the Trust did not invest in these securities.

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligation to pay the other party to the agreement.

64	ANNUAL REPORT	DECEMBER 31, 2007

Dividend Reinvestment Plan (unaudited)

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts and Insured Municipal may elect to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. The common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After a 2008 Trust, Insured Municipal, 2018 and/or 2020 Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

Other Information

From time to time in the future, the Trusts may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trusts would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	DECEMBER 31, 2007	65

Additional Information (unaudited)

60 Day Notice

All of the net investment income distributions paid by BlackRock Closed-End Funds (Insured Municipal 2008 (BRM), Insured Municipal (BMT), Municipal 2018 (BPK), California Insured 2008 (BFC), California 2018 (BJZ), Florida Insured 2008 (BRF), New York Insured 2008 (BLN) and New York 2018 (BLH)) during the taxable year ended December 31, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the following summarizes the taxable per share distributions paid by the Fund during the year:

	Payable Date	Ordinary Income	Long-Term Capital Gains

Insured Municipal 2008 (BRM)
Common Shareholders	12/31/2007	$0.020091	—
Insured Municipal (BMT)
Common Shareholders	12/31/2007	—	$0.009172
Preferred Shareholders
Series M7	12/18/2007	—	$19.13
Series M7	12/26/2007	—	$3.55
Municipal 2018 (BPK)
Common Shareholders	01/14/2008	$0.028204	—
California 2018 (BJZ)
Common Shareholders	01/14/2008	$0.019612	—
New York 2018 (BLH)
Common Shareholders	01/14/2008	$0.036331	—

The Joint Annual Meeting of Shareholders was held on August 16, 2007 for shareholders of record on June 20, 2007, to elect director or trustee nominees of each Trust. This proposal was part of the reorganization of the Trust’s Boards of Trustees/Directors (the “Boards”) that took effect on or about November 1, 2007. Each Board is organized into three classes; one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III			Kent Dixon		R. Glenn Hubbard

	Votes For		Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal 2008	24,672,312		258,862	24,683,384	247,790	24,676,618	254,556
Insured Municipal	20,666,271		1,902,985	20,668,921	1,900,335	20,677,173	1,892,083
Municipal 2018	15,341,058		95,192	15,341,633	94,617	15,338,770	97,480
Municipal 2020	18,861,104		469,074	18,856,227	473,951	18,859,528	470,650
Strategic Municipal	6,404,338		106,295	6,401,409	109,224	6,404,203	106,430
California Insured 2008	9,611,327		172,970	9,608,827	175,470	9,611,327	172,970
California Municipal 2018	5,821,452		92,556	5,821,452	92,556	5,821,452	92,556
Florida Insured 2008	6,917,185		1,031,523	6,915,185	1,033,523	6,917,185	1,031,523
Florida Municipal 2020	4,971,697		104,771	4,971,200	105,268	4,970,697	105,771
New York Insured 2008	8,964,413		1,474,010	8,964,048	1,474,375	8,962,513	1,475,910
New York Municipal 2018	3,399,564		96,615	3,399,564	96,615	3,399,564	96,615
Pennsylvania Strategic	1,886,251		2,617	1,885,651	3,217	1,885,251	3,617

	W. Carl Kester[1]			Robert S. Salomon, Jr.

	Votes For		Votes Withheld	Votes For	Votes Withheld

Insured Municipal 2008	—	[2]	—	24,673,829	257,345
Insured Municipal	2,416		1	20,668,524	1,900,732
Municipal 2018	2,496		44	15,343,008	93,242
Municipal 2020	6,412		256	18,854,896	475,282
Strategic Municipal	2,031		139	6,402,158	108,475
California Insured 2008	—	[2]	—	9,608,827	175,470
California Municipal 2018	1,241		—	5,821,452	92,556
Florida Insured 2008	—	[2]	—	6,915,185	1,033,523
Florida Municipal 2020	1,931		—	4,971,200	105,268
New York Insured 2008	—	[2]	—	8,965,292	1,473,131
New York Municipal 2018	1,233		—	3,399,564	96,615
Pennsylvania Strategic	650		16	1,886,651	2,217

[1]	Voted on by holders of Auction Preferred Shares only.
[2]	Appointed by the Board of Directors.

66	ANNUAL REPORT	DECEMBER 31, 2007

Additional Information (unaudited) (continued)

Approved the Class II Directors/Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi[1]			James T. Flynn

	Votes For	Votes Withheld	Votes For		Votes Withheld	Votes For	Votes Withheld

Insured Municipal 2008	24,675,159	256,015	—	[2]	—	24,686,458	244,716
Insured Municipal	20,670,321	1,898,935	2,416		1	20,668,921	1,900,335
Municipal 2018	15,343,008	93,242	2,496		44	15,342,258	93,992
Municipal 2020	18,865,354	464,824	6,412		256	18,862,820	467,358
Strategic Municipal	6,405,538	105,095	2,031		139	6,404,789	105,844
California Insured 2008	9,611,327	172,970	—	[2]	—	9,608,827	175,470
California Municipal 2018	5,821,452	92,556	1,241		—	5,821,452	92,556
Florida Insured 2008	6,917,185	1,031,523	—	[2]	—	6,915,185	1,033,523
Florida Municipal 2020	4,971,697	104,771	1,931		—	4,971,200	105,268
New York Insured 2008	8,960,899	1,477,524	—	[2]	—	8,963,548	1,474,875
New York Municipal 2018	3,399,564	96,615	1,233		—	3,399,564	96,615
Pennsylvania Strategic	1,886,651	2,217	650		16	1,886,651	2,217

	Karen P. Robards

	Votes For	Votes Withheld

Insured Municipal 2008	24,674,944	256,230
Insured Municipal	20,668,071	1,901,185
Municipal 2018	15,337,708	98,542
Municipal 2020	18,856,373	473,805
Strategic Municipal	6,407,493	103,140
California Insured 2008	9,611,327	172,970
California Municipal 2018	5,819,727	94,281
Florida Insured 2008	6,917,185	1,031,523
Florida Municipal 2020	4,971,200	105,268
New York Insured 2008	8,966,413	1,472,010
New York Municipal 2018	3,399,564	96,615
Pennsylvania Strategic	1,886,651	2,217

Approved the Class III Directors/Trustees as follows:

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal 2008	24,676,884	254,290	24,674,940	256,234	24,673,944	257,230
Insured Municipal	20,674,369	1,894,887	20,674,287	1,894,969	22,241,429	327,827
Municipal 2018	15,341,233	95,017	15,336,283	99,967	15,337,808	98,442
Municipal 2020	18,864,054	466,124	18,857,544	472,634	18,858,254	471,924
Strategic Municipal	6,402,158	108,475	6,406,893	103,740	6,405,538	105,095
California Insured 2008	9,611,327	172,970	9,608,827	175,470	9,608,427	175,870
California Municipal 2018	5,821,452	92,556	5,819,727	94,281	5,819,727	94,281
Florida Insured 2008	6,917,185	1,031,523	6,915,185	1,033,523	7,577,755	370,953
Florida Municipal 2020	4,971,200	105,268	4,971,697	104,771	4,973,397	103,071
New York Insured 2008	8,967,863	1,470,560	8,962,807	1,475,616	10,010,342	428,081
New York Municipal 2018	3,399,564	96,615	3,399,564	96,615	3,399,564	96,615
Pennsylvania Strategic	1,886,651	2,217	1,886,251	2,617	1,886,651	2,217

[1]	Voted on by holders of Auction Preferred Shares only.
[2]	Appointed by the Board of Directors.

ANNUAL REPORT	DECEMBER 31, 2007	67

Additional Information (unaudited) (concluded)

	Jerrold B. Harris

	Votes For	Votes Withheld

Insured Municipal 2008	24,677,019	254,155
Insured Municipal	20,667,764	1,901,492
Municipal 2018	15,342,608	93,642
Municipal 2020	18,859,254	470,924
Strategic Municipal	6,404,938	105,695
California Insured 2008	9,611,327	172,970
California Municipal 2018	5,821,452	92,556
Florida Insured 2008	6,917,185	1,031,523
Florida Municipal 2020	4,971,200	105,268
New York Insured 2008	8,963,548	1,474,875
New York Municipal 2018	3,399,564	96,615
Pennsylvania Strategic	1,886,251	2,617

Each Trust listed below had an additional proposal (Proposal #2) to amend its respective Declaration of Trust to increase the maximum number of Board Members to 15:

	Votes For	Votes Against	Votes Abstain

Municipal 2018	14,763,786	332,228	340,236
Municipal 2020	18,294,457	248,678	787,043
Strategic Municipal	6,318,530	105,566	86,537
California Municipal 2018	5,858,901	51,198	3,909
Florida Insured 2008	6,981,548	932,868	34,292
Florida Municipal 2020	4,947,843	25,641	102,984
New York Municipal 2018	3,345,354	149,175	1,650
Pennsylvania Strategic	1,874,026	2,517	12,325

Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in any Trust’s investment objectives or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

68	ANNUAL REPORT	DECEMBER 31, 2007

Section 19 Notices (unaudited)

These amounts are sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and source for tax reporting purposes will depend upon the Trust’s investment expirence during the remainder of its fiscal year end and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Trust	Net Realized Capital Gains

Insured Municipal 2008	$0.020091
Insured Municipal	0.009172
Florida Municipal 2020	0.037186

ANNUAL REPORT	DECEMBER 31, 2007	69

Officers and Directors (unaudited)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1]

G. Nicholas Beckwith, III 40 East 52nd Street New York, NY 10022 1945	Director	2007 to present

Chairman and Chief Executive Officer, Arch Street Management, LLC since 2005; Chairman and CEO, Beckwith Blawnox Property LLC since 2005; Chairman and CEO, Beckwith Clearfield Property LLC since 2005; Chairman and CEO, Beckwith Delmont Property LLC since 2005; Chairman and CEO, Beckwith Erie Property LLC since 2005; Chairman, Penn West Industrial Trucks LLC since 2005; Chairman, President and Chief Executive Officer, Beckwith Machinery Company from 1969 to 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation since 1977; Beckwith Institute for Innovation In Patient Care since 1991; Member, Advisory Council on Biology and Medicine, Brown University since 2002; Trustee, Claude Worthington Benedum Foundation since 1977; Board of Trustees, Chatham College, University of Pittsburgh since 2003; Emeritus Trustee, Shady Side Academy since 1977.

				111 Funds 108 Portfolios	None

Richard E. Cavanagh 40 East 52nd Street New York, NY 10022 1946	Director and Chairman of the Board of Directors	1994 to present

Trustee, Aircraft Finance Trust (AFT) since 1999; Director, The Guardian Life Insurance Company of America since 1998; Chairman and Trustee, Educational Testing Service (ETS) since 1997; Director, the Fremont Group since 1996; President and Chief Executive Officer of The Conferences Board, Inc. (global business research) from 1995 to 2007.

				112 Funds 109 Portfolios	Arch Chemical (chemicals and allied Products)

Kent Dixon 40 East 52nd Street New York, NY 10022 1937	Director and Member of the Audit Committee	1988 to present	Consultant/Investor since 1988.	112 Funds 109 Portfolios	None

Frank J. Fabozzi 40 East 52nd Street New York, NY 10022 1948	Director and Member of the Audit Committee	1988 to present

Consultant/Editor of The Journal of Portfolio Management; Yale University, School of Management, Professor in the Practice of Finance and Becton Fellow since 2006; Adjunct Professor of Finance and Becton Fellow from 2005 to 2006; Professor in the practice of Finance from 2003 to 2005; Adjunct Professor of Finance from 1994 to 2003; Author and Editor.

				112 Funds 109 Portfolios	None

Kathleen F. Feldstein 40 East 52nd Street New York, NY 10022 1941	Director	2005 to present

President of Economic Studies, Inc. (a Belmont MA-based private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital since 2000. Member of the Board of Partners Community Healthcare, Inc. since 2005; Member of the Board of Partners HealthCare and Sherrill House since 1990; Trustee, Museum of Fine Arts, Boston since 1992 and a Member of the Visiting Committee to the Harvard University Art Museum since 2003; Trustee, The Committee for Economic Development (research organization of business leaders and educators) since 1990; Member of the Advisory Board to the International School of Business, Brandeis University since 2002.

				112 Funds 109 Portfolios	The McClatchy Company

1	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

70	ANNUAL REPORT	DECEMBER 31, 2007

Officers and Directors (unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1]

James T. Flynn 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	2007 to present	Chief Financial Officer of JP Morgan & Co., Inc. from 1990 to 1995 and an employee of JP Morgan in various capacities from 1967 to 1995.	111 Funds 108 Portfolios	None

Jerrold B. Harris 40 East 52nd Street New York, NY 10022 1942	Director	2007 to present	President and Chief Executive Officer, VWR Scientific Products Corporation from 1989 to 1999; Trustee, Ursinus College (education) since 2000; Director, Troemner LLC (scientific equipment) since 2000.	111 Funds 108 Portfolios	BlackRock Kelso Capital Corp.

R. Glenn Hubbard 40 East 52nd Street New York, NY 10022 1958	Director	2004 to present

Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Co-director of Columbia Business School’s Entrepreneurship Program 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School since 1985, as well as the University of Chicago since 1994; Deputy Assistant Secretary of the U.S. Treasury Department for Tax Policy from 1991 to 1993; Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.

				112 Funds 109 Portfolios	ADP (data and information services), KKR Financial Corporation, Duke Realty, Metropolitan Life Insurance Company.

W. Carl Kester 40 East 52nd Street New York, NY 10022 1951	Director and Member of the Audit Committee	2007 to present

Deputy Dean for Academic Affairs, Harvard Business School since 2006; Mizuho Financial Group, Professor of Finance, Harvard Business School; Unit Head, Finance from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School from 1999 to 2005, Member of the faculty of Harvard Business School since 1981. Independent Consultant since 1978.

				111 Funds 108 Portfolios	None

Karen P. Robards 40 East 52nd Street New York, NY 10022 1950	Director and Chairperson of the Audit Committee	2007 to present

Partner of Robards & Company, LLC (financial advisory firm) since 1987; Formerly an investment banker with Morgan Stanley for more than ten years; Director of Enable Medical Corp. from 1996 to 2005; Director of AtriCure, Inc. (medical devices) since 2000; Director of Care Investment Trust, Inc. (healthcare REIT) since 2007; Co-founder and Director of the Cooke Center for Learning and Development (not-for-profit organization) since 1987.

				111 Funds 108 Portfolios	AtriCure Inc. (medical devices) Care Investment Trust, Inc. (healthcare REIT)

Robert S. Salomon, Jr. 40 East 52nd Street New York, NY 10022 1936	Director and Member of the Audit Committee	2007 to present

Principal of STI Management (investment adviser) from 1994 to 2005; Chairman and CEO of Salomon Brothers Asset Management Inc. from 1992 to 1995; Chairman of Salomon Brothers Equity Mutual Funds from 1992 to 1995; regular columnist with Forbes Magazine from 1992 to 2002; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers Inc. from 1975 to 1991; Trustee, Commonfund from 1980 to 2001.

				111 Funds 108 Portfolios	None

Interested Directors[2]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	2007 to present

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) from 2000 to 2005; Senior Vice President, Metropolitan Life Insurance Company from 1999 to 2000; Chairman SSR Realty from 2000 to 2004.

				184 Funds 289 Portfolios	None

1	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
2

Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT	DECEMBER 31, 2007	71

Officers and Directors (unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Interested Directors[2]

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	2007 to present

Consultant, BlackRock since 2007; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the Fund complex from 1989 to 2006.

				183 Funds 288 Portfolios	None

Advisory Board Member:

Roscoe S. Suddarth[3] 40 East 52nd Street New York, NY 10022 1935	Member of the Advisory Board	2007

President, Middle East Institute from 1995 to 2001; Foreign Service Officer, United States Foreign Service from 1961 to 1995 and Career Minister from 1989 to 1995; Deputy Inspector General, U.S. Department of State from 1991 to 1994; U.S. Ambassador to the Hashemite Kingdom of Jordan from 1987 to 1990.

				111 Funds 108 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
]
Fund Officers [4]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	2007 to present

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	2007 to present

Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance Group thereof from 1995 to 1997; Formerly First Vice President of Emerging Markets Fixed Income Research of Merrill Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	2007 to present	Managing Director of BlackRock, Inc., since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	2007 to present

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	2007 to present

Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since January 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel, thereof, from 1998 to 2000; Senior Counsel of PNC Bank Corp. from 1995 to 1998.

Howard Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	2007 to present	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

2

Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

3	Roscoe Suddarth resigned from the Advisory Board of the Fund, effective December 31, 2007.
4	Officers of the Fund serve at the pleasure of the Board of Directors.

72	ANNUAL REPORT	DECEMBER 31, 2007

BlackRock Closed-End Funds

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1]
Bank of New York Mellon
New York, NY 10286

Auction Agent[2]
Deutsche Bank Trust Company Americas
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
New York, NY 10022

1	For the 2018 Trusts and 2020 Trusts.
2	For the Trusts, except the 2018 Trusts and 2020 Trusts.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-(800)-699-1BFM; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Information about how the Trusts vote proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trusts file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trusts Form N-Q, may also be obtained upon request and without charge by calling 1-(800)-699-1BFM.

ANNUAL REPORT	DECEMBER 31, 2007

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4-1207

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: Kent Dixon Frank J. Fabozzi Robert S. Salomon, Jr. (term began effective November 1, 2007) W. Carl Kester (term began effective November 1, 2007) James T. Flynn (term began effective November 1, 2007) Karen P. Robards (term began effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock California Municipal 2018 Term Trust	$26,500	$26,500	$1,975	$1,975	$6,100	$8,000	$1,042	$700
1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant has polices and procedures (the "Policy") for the pre-approval by the registrant's audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund's independent auditor (the "Independent Auditor") to the registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Fund to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock California Municipal 2018 Term Trust	$293,617	$296,875

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5	–	Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Richard E. Cavanagh (not reappointed to audit committee as of November 1, 2007)
Kent Dixon
Frank J. Fabozzi
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

Item 6	–	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – as of December 31, 2007.

(a)(1) BlackRock California Municipal 2018 Term Trust is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, Walter O’Connor, Managing Director at BlackRock and F. Howard Downs, Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Messrs. Jaeckel and O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Downs is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Downs has been the Fund’s portfolio manager since 2007.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Downs joined BlackRock in 1999 and is a member of the BlackRock Specialized Asset Management Group, specializing in municipal bonds. Prior to joining BlackRock, he was a Vice President and, in 1990, a founding member of William E. Simon and Sons, Municipal Securities.

(a)(2) As of December 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

F. Howard Downs	9	3	30	0	0	0
	$2,281,284,988	$63,762,272	$974,587,658	$0	$0	$0

Theodore R. Jaeckel, Jr.	80	1	0	0	1	0
	$28,561,484,917	$23,370,230	$0	$0	$23,370,230	$0

Walter O’Connor	80	0	0	0	0	0
	$28,561,484,917	$0	$0	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers, including Mr. Jaeckel, currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of December 31, 2007:
Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include a combination of market-based indices (e.g. Lehman Brothers Municipal Bond Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. For Mr. Downs, prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Downs, Jaeckel and O’Connor have each received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. Every portfolio manager is eligible to participate in the deferred compensation program.

Options and Restricted Stock Awards — Prior to mandatorily deferring a portion of a portfolio manager’s annual bonus in BlackRock, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Downs has been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of December 31, 2007, none of Messrs. Downs, Jaeckel or O’Connor beneficially owned any stock issued by the Fund.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: February 21, 2008